                    As Filed with the Securities and Exchange
                         Commission on August 15, 1996

                                                      1933 Act File No. ________
                                                      1940 Act File No. ________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1                                      / X /

Post-Effective Amendment No.                                       /   /
                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1                                                    / X /

                      (Check appropriate box or boxes.)

                    FIVE ARROWS WORLD CASH MANAGEMENT FUND
                           (Exact Name of Registrant)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                                 (614) 470-8000
                         (Registrant's Telephone Number)

                               George O. Martinez
                      Rothschild Five Arrows Currency Trust
                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Name and Address of Agent for Service of Process)

                                 With a copy to:
                           Geoffrey R.T. Kenyon, Esq.
                          Goodwin, Procter & Hoar LLP
                        Exchange Place, Boston, MA 02109

                  Approximate date of proposed public offering:

         It is proposed that this filing will become effective under Rule 485 (check appropriate box):

         /    /  Immediately upon filing pursuant to paragraph (b)

         /   /  On ___, pursuant to paragraph (b)

         /    /  60 days after filing pursuant to paragraph (a)(1)

         /    /  On _____ pursuant to paragraph (a)(1)

         /    /  75 days after filing pursuant to paragraph (a)(2)

         /    /  On _____ pursuant to paragraph (a)(2).

         If appropriate check the following box:

         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

         The Registrant, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, hereby elects to register an indefinite number of shares of beneficial interest, par value $.0001 per share, of the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund and the Canadian Dollar Fund series of the Registrant.


         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


         This Pre-Effective Amendment has been executed by the Trustees and Officers of the International Currency Fund.


                                      (ii)

                              CROSS REFERENCE SHEET

                             PURSUANT TO RULE 481(A)




Form N-1A Item No.                          Caption or Location
     Part A                                   in Prospectuses
     ------                                   ---------------

1.     Cover Page                           Same

2.     Synopsis                             Summary; Fund and Allocated Fees and
                                            Expenses

3.     Condensed Financial                  n/a
         Information

4.     General Description of               Description of the Trust and
         Registrant                         Portfolio Trust; Investment
                                            Objectives; Investment Policies
                                            and Restrictions; Special
                                            Considerations and Risk Factors;
                                            Information Concerning the Master-
                                            Feeder Fund Structure.

5.     Management of the Fund               Management; General Information

5A.    Management's Discussion of Fund      [To be included in Annual Reports to
         Performance                        Shareholders]

6.     Capital Stock and Other              General Information; Dividends and
         Securities                         Distributions; Taxation; How to Buy
                                            Shares

7.     Purchase of Securities Being         How to Buy Shares
         Offered

8.     Redemption or Repurchase             How to Redeem Shares

9.     Pending Legal Proceedings            Not Applicable


                                            Caption or Location in
Form N-1A Item No.                                 Statement of
     Part B                                 Additional Information
     ------                                 ----------------------

10.    Cover Page                           Cover Page

11.    Table of Contents                    Table of Contents

12.    General Information and History      Information About the Trust and
                                            Portfolio Trust.

                                       (i)

                                          Caption or Location in
Form N-1A Item No.                               Statement of
     Part B                               Additional Information
     ------                               ----------------------

13.    Investment Objectives and          Additional Investment Policies and
       Policies                           Restrictions; Money Market Instruments
                                          Additional Information Concerning
                                          Certain Investment Techniques for all
                                          Portfolios

14.    Management of the Fund             Management of the Trust and Portfolio
                                          Trust; Compensation of Trustees and
                                          Officers

15.    Control Persons and Principal      Management of the Trust and
       Holders of Securities              Portfolio Trust

16.    Investment Advisory and Other      Investment Advisory Agreement and
       Services                           Distribution and Administration
                                          Agreements; Custodian, Transfer and
                                          Dividend Distributing Agent, Counsel
                                          and Independent Auditors.

17.    Brokerage Allocation and           Portfolio Transactions
       Other Practices

18.    Capital Stock and Other            Information About the Trust and Port-
       Securities                         folio Trust

19.    Purchase, Redemption and Pricing   Redemption of Shares; Calculation of
       of Securities Being Offered        Net Asset Value

20.    Tax Status                         n/a

21.    Underwriters                       Investment Advisory Agreement and
                                          Distribution and Administration
                                          Agreements.

22.    Calculations of Performance Data   Performance Information

23.    Financial Statements               Financial Statements and Independent
                                          Accountants


                                      (ii)

--------------------------------------------------------------------------------


                    FIVE ARROWS WORLD CASH MANAGEMENT FUND


--------------------------------------------------------------------------------


                               FIVE ARROWS SHARES

--------------------------------------------------------------------------------




                                   PROSPECTUS




--------------------------------------------------------------------------------

Prospectus

________________, 1996


FIVE ARROWS WORLD CASH MANAGEMENT FUND


INVESTMENT ADVISER:
Rothschild International Asset Management Limited
Five Arrows House, St. Swithin's Lane
London EC4N 8NR United Kingdom


DISTRIBUTOR:
Five Arrows Fund Distributors Inc.
3435 Stelzer Road
Columbus, OH  43219-3035


ADMINISTRATOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH  43219-3035

TRANSFER AGENT:
BISYS Fund Services, Inc.
100 First Avenue, Suite 300
Pittsburgh, PA  15222


CUSTODIAN:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


AUDITORS:
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY  10019-6013


COUNSEL:
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA  02109-2881

        Five Arrows World Cash Management Fund (the "Trust") is an open-end management investment company designed to offer investors a selection of four separate funds (the "Funds"): the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund, and the Canadian Dollar Fund.



        Each Fund seeks to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's designated currency ("Designated Currency") and, consistent with those objectives, to earn current income. Unlike other mutual funds which acquire and manage their own portfolios of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets (the "Investable Assets") in a portfolio which is a series of the International Currency Fund (the "Portfolio Trust") which invests in high quality, short-term instruments denominated in the Designated Currency of the relevant Fund. See "Information Concerning the Master-Feeder Structure" on page 10. The Portfolio Trust is also an open-end management investment company which currently consists of four separate portfolios (the "Portfolios"): the U.S. Dollar Portfolio, the Pound Sterling Portfolio, the Deutschemark Portfolio and the Canadian Dollar Portfolio.



        The Trust seeks to maintain a constant net asset value expressed in the Designated Currency for each Fund. Accordingly, the Trust invests only in securities with short remaining maturities and generally values its securities at their amortized cost. ONLY THE U.S. DOLLAR FUND IS A "MONEY MARKET FUND" UNDER REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). NONE OF THE OTHER FUNDS IS A "MONEY MARKET FUND" UNDER THOSE REGULATIONS. The net asset value of a Fund's shares, when expressed in a currency other than the Fund's Designated Currency, will fluctuate, primarily in response to changes in currency exchange rates between the Fund's
Designated Currency and other currencies, including other Designated
Currencies.


        The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency. Each Fund offers two classes of shares. The shares offered by this Prospectus are the Five Arrows class, which are available for direct purchase in initial aggregate amounts of $500,000 or more. In addition, the Fund offers by separate Prospectus the Five Arrows Service shares, which are available for purchase through certain broker-dealers and other service organizations.

        AN INVESTMENT IN THE TRUST IS NOT A BANK DEPOSIT OR AN OBLIGATION OF ROTHSCHILD INTERNATIONAL ASSET MANAGEMENT LIMITED OR ANY OF ITS AFFILIATES AND IS NEITHER GUARANTEED NOR INSURED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM OR ANY OTHER AGENCY OF THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE PER SHARE. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

        This Prospectus sets forth concisely information about the Five Arrows shares of the Trust and each Fund that an investor should know before investing. It should be read and retained for future reference.


        A Statement of Additional Information dated ___________, 1996, and as it may be further amended from time to time, which provides further discussion of certain items in this Prospectus and other matters, has been filed with the SEC and is incorporated herein by reference. For a free copy, call 1-800-499-3603 or write to the Trust at the address for the Trust's Distributor listed inside the cover page.


        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

FUND (AND ALLOCATED PORTFOLIO) FEES AND EXPENSES ................2

SUMMARY .........................................................3

DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST.....................4

INVESTMENT OBJECTIVES............................................4

INVESTMENT POLICIES AND RESTRICTIONS.............................5
        U.S. DOLLAR PORTFOLIO....................................5
        POUND STERLING PORTFOLIO.................................5
        DEUTSCHEMARK PORTFOLIO...................................6
        CANADIAN DOLLAR PORTFOLIO................................7
        ALL PORTFOLIOS...........................................7
        FUNDAMENTAL POLICIES.....................................8

SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS...............9

INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE.........10

MANAGEMENT......................................................12

CALCULATION OF NET ASSET VALUE..................................14

HOW TO BUY FIVE ARROWS SHARES...................................15

HOW TO REDEEM FIVE ARROWS SHARES................................17

HOW TO CHANGE FUNDS.............................................19

TAXATION........................................................19

DIVIDENDS AND DISTRIBUTIONS.....................................21

PERFORMANCE.....................................................22

GENERAL INFORMATION.............................................23

                FUND (AND ALLOCATED PORTFOLIO) FEES AND EXPENSES

--------------------------------------------------------------------------------

        Five Arrows Shares are offered to shareholders on a no-load basis without any commissions, distribution ("12b-1 plan") or service charges.


All Funds

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------

Maximum sales load imposed on purchases              None
Maximum sales load imposed on reinvested dividends   None
Redemption fees                                      None
Exchange fees                                        None


ANNUAL  OPERATING EXPENSES (AS A PERCENTAGE
-------------------------------------------
OF AVERAGE NET ASSETS AND NET OF REIMBURSEMENTS)
------------------------------------------------


                                                                      TOTAL FUND
                                    ADVISORY FEES    OTHER EXPENSES     EXPENSES (1)
                                    -------------    --------------     --------
U.S. Dollar                             .20%               .075%          .275%
Pound Sterling                          .20%                .15%           .35%
Deutschemark                            .20%                .15%           .35%
Canadian Dollar                         .20%                .15%           .35%


EXPENSES PER 1,000 SHARE INVESTMENT

                           1 YEAR               3 YEAR
                           ------               ------
U.S. Dollar                $3                   $9
Pound Sterling             (pound)4             (pound)11
Deutschemark               DM4                  DM11
Canadian Dollar            C$4                  C$11


         Assuming a hypothetical investment of U.S. $1,000, (pound)1,000, DM1,000, or C$1,000 with a 5% annual return and redemption at the end of each time period, an investor in the Trust will have paid transaction and operating expenses over the time period as indicated above.
--------------------------------------------------------------------------------


(1) The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.275% in the case of the Five Arrows class of the U.S. Dollar Fund and .35% in the case of the Five Arrows class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. This undertaking shall remain in effect for the fiscal period ended December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise these limitations with respect to any period after December 31, 1997. To the extent management fees are reimbursed by the Investment Adviser, or expenses of a Fund are paid by the Investment Adviser, the total return to shareholders will increase. Total return to shareholder will decrease to the extent that management fees are no longer reimbursed or expenses of a Fund are no longer paid.

[/R]

         The above table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by investors in the Funds. The Trust does not charge a sales load in connection with the purchase or redemption of its shares. The percentages shown above are based on an annualized estimate of the expenses to be incurred during the current fiscal year, after expense reimbursements, and should not be considered a representation of future costs and expenses or performance. Actual costs and expenses or performance in future periods may be more or less than those shown above. For the purpose of the example, assume reinvestment of all dividends and distributions. The table does not reflect charges for optional services, such as the fee for remittance of redemption proceeds by wire. For a more complete discussion of the fees connected with an investment in the Trust and the services provided to the Trust, see "Management", "How to Buy Five Arrows Shares" and "How to Redeem Five Arrows Shares."


         The Funds invest all of their Investable Assets in the Portfolios. The Trustees of the Trust believe that, over time, the aggregate per share expenses of each Fund and its corresponding Portfolio should be approximately equal to, or less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by the Portfolios.

                                     SUMMARY

        The investment objectives of each Fund are to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders. Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved. (See "Investment Objectives" and "Investment Policies and Restrictions.") An investment in shares of any of the Funds involves certain risks, as discussed below, and may not be appropriate for all investors.

        The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency.

        Rothschild International Asset Management Limited (the "Investment Adviser") manages the Portfolio Trust's Portfolios and receives an advisory fee from each Portfolio calculated daily and payable monthly at an annual rate of up to .20% of average daily net assets of such Portfolio.


        BISYS Fund Services Limited Partnership (the "Administrator") acts as the administrator of the Trust and Portfolio Trust. Its affiliates, Five Arrows Fund Distributors Inc. (the "Distributor") and BISYS Fund Services, Inc. (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent of the Trust, respectively, and The Chase Manhattan Bank acts as custodian (the "Custodian") of the Trust and the Portfolio Trust. See "Management."



        The Trust and Portfolio Trust bear all operating costs not agreed to be borne by the Investment Adviser, the Distributor, the Administrator, the Transfer Agent or the Custodian including, without limitation, legal and auditing fees and expenses, expenses of investor reports to be provided to existing shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.275% in the case of the Five Arrows class of the U.S. Dollar Fund and .35% in the case of the Five Arrows class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. This undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise these limitations with respect to any period after December 31, 1997.


        Five Arrows shares will be issued at the net asset value next determined after receipt by the Trust of an order in proper form and acceptance of that order by the Trust. The Trust reserves the right to take appropriate action in the event that Disbursable Funds (as defined below) for the purchase price for the shares being issued are not received on a timely basis. Disbursable Funds may only be received by the Trust during the operating times for the wire transmission systems designated for use in transmitting money to the Funds. See "How to Buy Five Arrows Shares."


     The Trust seeks to maintain a constant net asset value per share for each Fund, although no assurances can be given that those per share values will be maintained. Shares of a Fund may be redeemed by the shareholder from the Trust at their next-determined net asset value. Each Fund is open for business on any day on which the New York Stock Exchange (the "Exchange") is open for trading or banks in New York City are open for business (a "Trust Business Day") from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time ("Trust Hours of Operation"). Thus, the Trust will be open for business every day except for Saturdays, Sundays and holidays which are observed by both the Exchange and New York City banks (scheduled holidays for 1997 are New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) The value of the investments held by each Fund is determined in its Designated Currency once every 24 hours during Trust Hours of Operation. See "Calculation of Net Asset Value" and "How to Redeem Five Arrows Shares."

        Dividends of each Fund's net investment income are declared once a day and paid monthly. Net capital gains, if any, realized by a Fund will be distributed annually. Dividends paid by a Fund will be automatically reinvested in additional shares of the Fund. See "Dividends and Distributions" and "Taxation."



                  DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST


        The Trust is a newly-formed open-end management investment company, registered under the Investment Company Act of 1940 (the "1940 Act"). Under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of Delaware, the Trustees of the Trust are ultimately responsible for the management of the Funds' business and affairs. The Trust is currently authorized to offer four individual Funds, each of which represents a separate series of the Trust's shares of beneficial interest. The Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval. The Trustees have authorized shares of the Fund to be issued in two classes: Five Arrows and Five Arrows Service. Because expenses will vary between the classes, performance will vary with respect to each class. Except for differences related to such differential expenses, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of such Fund. Each share is fully paid and nonassessable.


        Each Portfolio is a newly-formed separate investment series of the Portfolio Trust, a newly-formed business trust organized under the laws of the State of Delaware, and intends to be treated as a partnership for federal tax purposes. Under the terms of the Portfolio Trust's Declaration of Trust, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.

        The net asset value of a Fund's shares, when expressed in any currency other than the Fund's Designated Currency, will fluctuate in response to changes in the exchange rates between the Fund's Designated Currency and other currencies, including the Designated Currencies of other Funds.


                              INVESTMENT OBJECTIVES

        The investment objectives of each Fund are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders.

        Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. The investment objectives of the Portfolios are not fundamental and may be changed upon notice to, but without the approval of, the Portfolios' investors. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved.

        Since the investment characteristics of the Funds will correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolios. Except as otherwise provided below, the Funds' investment policies are not "fundamental policies" within the meaning of the 1940 Act and may, therefore, be changed by the Trust's Board of Trustees without a shareholder vote.

                      INVESTMENT POLICIES AND RESTRICTIONS

        U.S. DOLLAR PORTFOLIO

        The U.S. Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in U.S. Dollars and, consistent with those objectives, to earn current income. The U.S. Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities or by foreign governments or Supranational Organizations (such as the World Bank, the Inter-American Development Bank, the Asian Development Bank and the European Bank for Reconstruction and Development) as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.


        The U.S. Dollar Portfolio invests only in U.S. dollar-denominated high quality securities as described in this paragraph. All of the U.S. Dollar Portfolio's assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, which have been
(i) rated by at least two United States nationally recognized statistical rating organizations ("NRSRO"s), such as Standard & Poor's Corporation or Moody's Investors Service, Inc., in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities. See the Statement of Additional Information.


        All securities in which the U.S. Dollar Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The U.S. Dollar Portfolio also maintains a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of $1.00 per share, although there is no assurance it can do so on a continuing basis.

        The U.S. Dollar Portfolio may invest in U.S. dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. These investments may include, for example, obligations issued by foreign corporations and foreign counterparts of U.S. corporations, Eurodollar bonds (which are U.S. dollar-denominated obligations of foreign issuers), and Yankee bonds (which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S.). Under normal market conditions, the U.S. Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks." For further information concerning debt securities ratings and permissible money market investments of the U.S. Dollar Portfolio, see the Statement of Additional Information.

        Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities in which the U.S. Dollar Portfolio may invest include direct obligations of the U.S. Treasury, including bills, bonds and notes; and obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration); (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan
Bank).

        POUND STERLING PORTFOLIO

        The Pound Sterling Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Pounds Sterling and, consistent with those objectives, to earn current income. The Pound Sterling Portfolio will invest in securities issued or guaranteed as to principal and interest by the United Kingdom ("U.K.") Government, local authorities, city corporations and county councils or their agencies or by non-U.K. governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper.



        The Pound Sterling Portfolio invests only in Pound Sterling-denominated high quality securities as described in this paragraph. The Pound Sterling Portfolio assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.


        All securities in which the Pound Sterling Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Pound Sterling Portfolio follows these policies in seeking to maintain a constant net asset value of (pound)1.00 per share, although there is no assurance it can do so on a continuing basis.

        The Pound Sterling Portfolio may invest in Pound Sterling-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Pound Sterling Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

        DEUTSCHEMARK PORTFOLIO


        The Deutschemark Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Deutschemarks and, consistent with those objectives, to earn current income. The Deutschemark Portfolio will invest in securities issued or guaranteed as to principal and interest by the German Government, by its sub-divisions or their agencies or by non-German governments or Supranational Organizations, as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.



        The Deutschemark Portfolio invests only in Deutschemark-denominated high quality securities as described in this paragraph. The Deutschemark Portfolio's assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.


        All securities in which the Deutschemark Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Deutschemark Portfolio follows these policies in seeking to maintain a constant net asset value of DM1.00 per share, although there is no assurance it can do so on a continuing basis.

        The Deutschemark Portfolio may invest in Deutschemark-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Deutschemark Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

        CANADIAN DOLLAR PORTFOLIO


        The Canadian Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Canadian Dollars and, consistent with those objectives, to earn current income. The Canadian Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the Canadian Government, the Provinces of Canada, or their agencies or by non-Canadian governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.



        The Canadian Dollar Portfolio invests only in Canadian Dollar-denominated high-quality securities as described in this paragraph. The Canadian Dollar Portfolio's assets will consist of government securities and other securities which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.


        All securities in which the Canadian Dollar Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Canadian Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of C$1.00 per share, although there is no assurance it can do so on a continuing basis.

        The Canadian Dollar Portfolio may invest in Canadian Dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Canadian Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

        ALL PORTFOLIOS

        In seeking to obtain its investment objectives, each Portfolio may invest in the types of securities described below.

        VARIABLE AND FLOATING RATE NOTES
        --------------------------------

        Each Portfolio may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes, which are instruments under which the indebtedness, as well as the interest rate, varies. In addition, these securities must be rated in the highest short-term rating category by an NRSRO. Unless guaranteed by the U.S. Government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the U.S. Dollar Portfolio must permit such Portfolio to demand payment of the instrument's principal at least once every thirteen months. Variable or floating rate instruments purchased by each of the other Portfolios must permit such Portfolio to demand payment of the instrument's principal at least once every 60 days. Because of the absence of a market in which to resell a variable or floating rate instrument, a Portfolio might have trouble selling an instrument should the issuer default or during periods when a Portfolio is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.

        REPURCHASE AGREEMENTS
        ---------------------

        Each Portfolio may invest in repurchase agreements. A repurchase agreement arises when an investor purchases a security and simultaneously agrees to resell it to the counterparty on the repurchase agreement at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon rate which is effective for the period of time the investor's money is invested in the security and which is not related to the coupon rate on the purchased security. By providing a flexible investment vehicle, repurchase agreements permit the Portfolios to remain fully invested pending the purchase of appropriate longer-term investments.


        The Portfolios will enter into repurchase agreements only with financial institutions rated by an NRSRO in the highest rating category for short-term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however, expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.


WHEN-ISSUED SECURITIES
----------------------

        Each Portfolio may purchase when-issued debt securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the relevant Portfolio's investment objective and not for leverage. The when-issued trading period generally lasts only from a few days up to a month or more; during this period interest will not accrue. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Custodian will establish a segregated account for a Portfolio when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments.

ILLIQUID SECURITIES
-------------------

        Each Portfolio may invest up to 10% of its net assets in illiquid securities (i.e. securities which a Portfolio could not reasonably expect to sell within seven days at approximately the price at which they are valued). Under the supervision of the Portfolio Trust's Board of Trustees the Investment Adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. If they have a remaining maturity of more than seven days, time deposits and repurchase agreements will be considered to be illiquid securities.

        FUNDAMENTAL POLICIES

        Each of the Funds and the Portfolios have adopted certain fundamental policies which may not be changed without the approval of that Fund's shareholders or that Portfolios' investors, as the case may be.

        The Funds have the same investment restrictions as the Portfolios, except that each Fund may invest all of its Investable Assets in an open-end management investment company with substantially the same investment objectives as that Fund. Therefore, references below to the Portfolios' investment restrictions also include the Funds' investment restrictions. In addition, as a fundamental policy, no Portfolio may: (i) borrow money, except from the Portfolio Trust's Custodian or from other banks in connection with redemptions or for temporary or emergency purposes (borrowings by a Portfolio may not exceed 20% of that Portfolio's net assets computed immediately after the borrowing; no additional investments may be made while any borrowings exceed 5% of the Portfolio's total assets), (ii) pledge, hypothecate, or mortgage any of the Portfolio's assets other than in connection with permitted borrowings or (iii) make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined herein). Additional fundamental policies of the Portfolios are set forth in the Statement of Additional Information.


        If a percentage restriction, including one that is a fundamental policy, is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


               SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS

POSSIBLE CHANGES IN NET ASSET VALUE AND YIELD
---------------------------------------------

        Each Portfolio seeks to maintain a constant net asset value and generally values its investments at amortized cost. However, the value of each Portfolio may be affected by changes in interest rates and the credit standing of issuers of the Portfolios' investments. The value of the investments held by each of the Portfolios in which the Funds invest generally will vary inversely with changes in prevailing interest rates, although this variance is expected to be minimal due to the short maturities of the instruments held by the Portfolios.

        Interest rates paid on instruments denominated in a given Designated Currency may be higher or lower than those paid on instruments denominated in other Designated Currencies. Investors should recognize that in periods of declining short-term interest rates the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Portfolio's portfolio, thereby reducing the current yield of the Portfolio. In the periods of rising interest rates, the opposite can be true. The securities in which the Portfolios invest may not produce as high a level of income as could be obtained from securities with longer maturities or those having a lesser degree of safety.

INVESTMENTS IN A SINGLE ISSUER
------------------------------


        Each Portfolio other than the U.S. Dollar Portfolio is non-diversified under the 1940 Act. These Portfolios intend to comply, however, with the diversification requirements applicable to regulated investment companies under the United States Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Currently, those requirements provide that, as of the last day of each fiscal quarter, each Portfolio's investments in the securities of any one issuer must be limited to 25% of its total assets, provided that with respect to at least 50% of its total assets, a Portfolio may not have invested more than (a) 5% of its total assets in the securities of any one issuer or (b) 10% of the outstanding voting securities of any one issuer. To the extent a Portfolio is not diversified under the 1940 Act, it may be more susceptible than a fully diversified Portfolio to adverse developments affecting a single issuer.




        In addition to the foregoing, each of the Portfolios has adopted a non-fundamental investment restriction which prevents it from investing (i) more than 5% of the value of its total assets in the securities of any one issuer (other than repurchase agreements and securities issued by a sovereign government, its agencies and instrumentalities), (ii) more than 25% of the value of its total assets in repurchase agreements with one counterparty or (iii) more than 25% of the value of its total assets in securities issued by any sovereign government, its agencies and instrumentalities (other than the federal government of the United States). Securities held solely as collateral for outstanding repurchase agreements shall be excluded for purposes of computing compliance with restriction (iii). These restrictions may be eliminated or modified at any time by the Trustees of the Portfolio Trust without a shareholder vote.

CONCENTRATION IN OBLIGATIONS OF QUALIFYING BANKS
------------------------------------------------

        Under normal market conditions, each Portfolio will have more than 25% of its total assets invested in obligations of Qualifying Banks. For the purposes of this Prospectus, Qualifying Banks are defined as U.S. banks (including savings banks or savings and loan associations) that are members of the Federal Deposit Insurance Corporation ("FDIC") and "foreign banks," as defined in Rule 3a-6 under the 1940 Act, provided that any such institution has, at the date of investment, capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of U.S.$100,000,000 or the non-U.S. dollar equivalent, as the case may be. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include: a sustained increase in interest rates, which can adversely affect the availability and cost of funds for a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; national and local regulatory developments; and competition within the banking industry as well as from other financial institutions. In addition, investments in banks located in foreign countries are subject to risks resulting from the combination in those banks of banking and securities underwriting and similar activities.





INVESTMENTS IN FOREIGN SECURITIES
---------------------------------

        Investing in securities issued by entities domiciled in a country other than an investor's country of residence or denominated in a currency other than the currency of the investor's country of residence may involve considerations and possible risks and opportunities not typically encountered by the investor in making investments in its country of residence and in securities denominated in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates and exchange control regulations, and the costs that may be incurred in connection with conversions between various currencies. In addition, investments in countries other than the United States could be affected by other factors generally not thought by investors to be present in the United States, including less liquid and efficient securities markets, greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, restrictions on the expatriation of funds or other assets of a Portfolio, expropriation of assets, adverse diplomatic developments, higher transaction and custody costs, delays attendant in settlement procedures and difficulties in enforcing contractual obligations.


                           INFORMATION CONCERNING THE
                          MASTER-FEEDER FUND STRUCTURE

        Each of the Funds seeks to achieve its investment objectives by investing all of its Investable Assets in the Portfolio which has the same investment objectives as such Fund and invests solely in assets denominated in that Fund's Designated Currency. These Portfolios in turn invest in securities that are consistent with those objectives. In addition to selling beneficial interests to the Funds, the Portfolios may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolios on the same terms and conditions and will pay a proportionate share of the Portfolios' expenses. However, the other investors investing in the Portfolios are not required to sell their shares at the same public offering price as the Funds due to the imposition of sales commissions and variations in other operating expenses. Therefore, investors in the Funds should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from the Administrator by calling 1-800-499-3603.


        Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds investing in that Portfolio may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, because the Portfolio would have fewer assets in such a case, it may become less diversified, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in such a Portfolio could have effective voting control of the operations of that Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolios (other than a vote by the Funds to continue operations of the Portfolios upon the withdrawal of another investor in the Portfolios), the Trust will hold a meeting of shareholders of the Funds and will cast all of its votes in the same proportion as the votes of the Funds' shareholders. The percentage of the Trust's votes representing Funds shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the shareholders of the Funds who do, in fact, vote. Shareholders of the Funds who do not vote will not affect the Trust's votes at the Portfolios' meetings.

        A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of that Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including investing all the Investable Assets of that Fund in another pooled investment entity having the same investment objectives as the Fund or retaining Rothschild International Asset Management Limited or another investment adviser to manage the Fund's assets directly in accordance with the investment policies described above with respect to the relevant Portfolio. Any such withdrawal could result in distributions to such Fund from the Portfolio "in kind" of portfolio securities (as opposed to a cash distribution) to the extent permitted by the 1940 Act, or rules adopted thereunder. If securities are distributed, such Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of that Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

        The Funds' investment objectives are fundamental policies and may not be changed without the approval of the Funds' shareholders. The investment objectives of the Portfolios are not fundamental policies and may be changed without the approval of the investors in the Portfolio. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of its corresponding Portfolio. See "Investment Objective" and "Investment Policies and Restrictions" for a description of the fundamental policies of the Portfolios that cannot be changed without approval of the "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolios.

        For descriptions of the investment objectives, policies and restrictions of the Portfolios, see "Investment Objectives" and "Investment Policies and Restrictions." For descriptions of the management of the Portfolios, see "Management" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolios, see "Management" herein.

                                   MANAGEMENT

        Each Fund is a separate series of the Trust, a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of Delaware. The Trustees of the Trust are ultimately responsible for the management of its business and affairs.

        Each Portfolio is a separate investment series of the Portfolio Trust, which is also a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Portfolio Trust, which is governed by the laws of Delaware. Under the terms of the Portfolio Trust's Declaration of Trust, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.

        The Boards of Trustees of the Portfolio Trust and the Trust establish their respective policies and supervise and review the operations and management of the Portfolio Trust and the Trust, respectively. The day-to-day operations of the Portfolio Trust and the Trust are administered by officers elected by their respective Board of Trustees.

        A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust, up to and including creating separate Boards of Trustees. See "Management of the Trust and Portfolio Trust" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and the Portfolio Trust.

Investment Adviser and Investment Advisory Agreement


        The Investment Adviser serves pursuant to a Master Investment Advisory Agreement with the Portfolio Trust. The Investment Adviser is a British corporation that was formed in 1975 and is registered under the U.S. Investment Advisers Act of 1940, as amended. It is an indirect subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $27 billion of assets, spread across equities, bonds and currencies.


        The Investment Adviser, subject to the supervision and direction of the Portfolio Trust's Board of Trustees, professionally manages each Portfolio in accordance with such Portfolio's investment objectives and policies and makes all investment decisions for those Portfolios. In consideration of these services, the Portfolio Trust has agreed to pay the Investment Adviser monthly an annual advisory fee with respect to each Portfolio. The advisory fee for each Portfolio is calculated daily and payable monthly at an annual rate of up to
 .20% of average daily net assets.

        The Investment Adviser and the Administrator may, at their own expense, provide compensation to certain financial institutions whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 100% of the annual fees that are earned by the Investment Adviser or the Administrator (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from assets of the Investment Adviser and the Administrator or their affiliates.

        The portfolio manager for all of the Portfolios is Thomas Barman, who has been employed by the Investment Adviser as its Director for Currency Management since November 1994. He has been primarily responsible for the day-to-day management of the Portfolios' portfolios since their commencement of operations. He has over 25 years experience in fund management. From March 1993 to August 1994, Mr. Barman was a portfolio manager for Glaxo (Bermuda) Limited. From April 1991 to February 1993, he was a portfolio manager for the U.S. Office of Caisse des Depots et Consignations. Prior to that time, he served as Foreign Exchange Officer at the Federal Reserve Bank of New York and was head of U.S. Treasury investments at Credit Suisse (New York).



        Prior to the Trust's commencement of operations, the Investment Adviser and Mr. Barman had not had previous experience managing a mutual fund registered under the 1940 Act. However, they have had substantial experience managing publicly offered European mutual funds.


        The Investment Adviser has a Code of Ethics governing personal securities transactions of certain of its employees. See the Statement of Additional Information.

Distributor

        The Distributor is an affiliate of the Administrator. Mutual funds structured like the Funds sell shares on a continuous basis. The Funds' Shares are sold through the Distributor. Certain officers of the Trust are also officers and/or directors of the Distributor.

Administrator

        The Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., is responsible for coordinating the Funds' efforts and generally assuring the operation of the Funds' business. It has been providing services to mutual funds since 1987.

        The Administrator provides a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds.


        The Administrator provides the Portfolio Trust with office space and with certain clerical services and facilities. The Administrator is entitled to an administration fee calculated daily and payable monthly at an annual rate of
 .10% of the average daily net assets of all of the Funds. The Administrator serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to administration agreements with the Trust and the Portfolio Trust. Those agreements provide that the Administrator shall receive payment in full of its fee for the remainder of the relevant term if the Administrator is terminated without cause prior to the end of such term.





Transfer and Dividend Disbursing Agent


        Under its agreement with the Trust, BISYS Fund Services, Inc., as Transfer Agent, provides customary transfer and dividend disbursing agent services, including processing purchase, redemption and transfer transactions, responding to shareholder inquiries, automatically investing dividends in Fund shares, transmitting dividends to shareholders, assisting shareholders in changing account designations and addresses and transmitting to shareholders proxy statements, annual reports, prospectuses and other Trust communications. The Transfer Agent serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to a transfer agency agreement with the Trust. That agreement provides that the Transfer Agent shall receive payment in full of its fee for the remainder of the relevant term if the Transfer Agent is terminated without cause prior to the end of such term. The Transfer Agent may sub-contract any of its duties to another person, including its affiliates. See "How to Buy Five Arrows Shares" and "How to Change Funds."


Custodian

        The Chase Manhattan Bank is the custodian of the Trust and Portfolio Trust (the "Custodian") and, in that capacity, maintains custody of the Trust's and Portfolio Trust's assets, including those located outside the United States.

Expenses

        All expenses incurred in the operation of a Fund or a Portfolio are borne by such Fund or Portfolio except to the extent specifically assumed by the Investment Adviser, the Distributor, the Administrator, the Custodian, or the Transfer Agent. Subject to the undertaking of the Investment Adviser to reimburse the Funds or Portfolios, as the case may be, for certain of their excess expenses, the Funds or Portfolios, as the case may be, have confirmed their obligation to pay all their other respective expenses, including: taxes, brokerage fees and commissions; certain insurance premiums; auditing, legal and compliance expenses; costs of forming the Trust and Portfolio Trust and maintaining corporate existence; costs of Trust accounting; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to shareholders; compensation of Trustees of the Trust or Portfolio Trust who are not employees of the Distributor or Administrator or their affiliates and costs of other personnel performing services for the Trust or Portfolio Trust; costs of corporate meetings; registration fees and related expenses for the Trust's registration with the SEC and the securities regulatory authorities of other jurisdictions in which the Funds' shares are sold; state securities law registration fees and related expenses and other required registrations and related publication fees; fees payable to the Investment Adviser under the Investment Advisory Agreement; fees payable to the Administrator, Transfer Agent and Custodian.


        The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.275% in the case of the Five Arrows class of the U.S. Dollar Fund and .35% in the case of the Five Arrows class of each other
Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. This undertaking shall remain in effect for the fiscal period ended December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise these limitations with respect to any period after December 31, 1997.

        The Investment Adviser, the Distributor, the Administrator, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.


                         CALCULATION OF NET ASSET VALUE


        The net asset value per share of each Fund, expressed in the relevant Fund's Designated Currency, is determined by dividing the value of the Fund's net assets (i.e., the value of its investment in its corresponding Portfolio and other assets, including accrued but undistributed net investment income, less liabilities) by the total number of shares of the Fund outstanding. Such net asset values are determined once every Trust Business Day at 11:00 a.m. U.S. Eastern Time for the U.S. Dollar and Canadian Dollar Funds and 9:00 a.m. U.S. Eastern Time for the Pound Sterling Fund and 10:00 a.m. Eastern Time for the Deutschemark Fund.


        By investing all of their assets in the relevant Portfolio, each Fund seeks to maintain the following constant net asset value per share:

           U.S. Dollar Fund                   U.S. $1.00
           Pound Sterling Fund               (pound)1.00
           Deutschemark Fund                      DM1.00
           Canadian Dollar Fund                   C$1.00

        It is anticipated that each Portfolio's assets will utilize the amortized cost method of valuation as a reasonable means of approximating each Portfolio's market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization or accretion to maturity of any premium or discount.

If at any time, however, the market value of any Portfolio's total assets deviates more than 1/2 of 1% from their value determined on an amortized cost basis, the Portfolio Trust's Board of Trustees will consider whether any action should be initiated to prevent any adverse effects on the Portfolios' shareholders. The Portfolio Trust's Board of Trustees will monitor the use of the amortized cost method of valuation in order to ensure that this method continues to be in the best interest of the Portfolios' shareholders. There may be periods during which the stated value of an instrument determined under the amortized cost method of valuation is higher or lower than the price the Portfolio would receive if the instrument were sold, and the accuracy of amortized cost valuation can be affected by changes in interest rates and the credit standing of issuers of the Portfolio's investments. There is no assurance that the Portfolios will maintain a stable net asset value per share.


        If in the view of the Portfolio Trust's Board of Trustees it is inadvisable to continue maintaining a constant net asset value for any Portfolio, the Board of Trustees may discontinue using the amortized cost method of valuation for such Portfolio. Shareholders of a Portfolio would be notified of a decision by the Board of Trustees to discontinue the use of the amortized cost method with respect to such Portfolio. The form of notification would depend on the context of such a decision and could include, for example, the mailing of written notifications and/or the issuance of a press release.



                          HOW TO BUY FIVE ARROWS SHARES


        Five Arrows Shares of the Funds are sold on a continuous basis by the Distributor. Investors making an initial purchase of Five Arrows shares must complete the Application Agreement accompanying this Prospectus, and forward it to the Transfer Agent for acceptance by the Trust and establishment of an account number. Subsequent investments may be made by notifying the Trust of a purchase by telephoning the Distributor during Trust Hours of Operation and by wiring funds that are immediately available to the Trust for investment purposes ("Disbursable Funds") to the Distributor in accordance with the payment instructions and bank account details set out in the Application Agreement.


        The minimum initial investment (the "Initial Investment Minimum") is $500,000 for Five Arrows shares (or the equivalent in the relevant Fund's Designated Currency). The Initial Investment Minimum amount may either be satisfied by investing such an amount in a single Fund or by aggregating purchases in several Funds. The minimum subsequent investment ("Subsequent Investment Minimum") for Five Arrows shares is $5,000 (or the equivalent in the relevant Fund's Designated Currency). The Trust may, at its discretion, waive the minimum investment requirements. The purchase of shares of each Fund must be made in the Designated Currency for such Fund.


        Purchases of Five Arrows shares of any of the Funds will be processed in accordance with the procedures set forth below, at the net asset value per share of the relevant Fund next determined after the purchase order is duly received. No sales charge will be imposed at the time of purchase or redemption. The full amount of the investor's purchase payment received by the Distributor will be invested in the relevant Fund.

        Purchases of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set forth below and only when the wire system designated for use in transmitting money to the relevant Fund permits the timely transmission of Disbursable Funds. Additionally, on days when the New York Stock Exchange and/or the Trust's Custodian or Distributor close early due to a partial holiday or otherwise, the Trust reserves the right to advance the times at which purchase and redemption orders must be received. Prospective or current Five Arrows shareholders may transmit purchase orders by telephoning the Distributor at 1-800-824-3863.

        o Purchase orders for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day (as defined below) if such Trust Business Day is not a New York Banking Day).

        o Purchase orders for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next Toronto Banking Day (as defined below) if such Trust Business Day is not a Toronto Banking Day).



        o Purchase orders for shares of the Pound Sterling Fund received prior to 5 p.m. U.S. Eastern Time on a Trust Business Day will settle on the following London Banking Day (as defined below).



        o Purchase orders for shares of the Deutschemark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day (as defined below) provided, however, that if such a Trust Business Day is not a Frankfurt Banking Day, the purchase order will settle on the second following Frankfurt Banking Day.

        If a purchase order is not received by the Trust prior to the applicable time listed above, such purchase order shall be deemed to have been received on the next following Trust Business Day.


        Before placing a purchase order investors should acquaint themselves with the minimum amounts and other requirements for using the relevant wire system for the transfer of Disbursable Funds, and should ascertain whether the financial institution from which the purchase payment is being sent, has access to the appropriate system. It is essential that complete information, regarding the investor's account, accompany all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain, from their financial institution, further information about remitting funds by wire and any fees that may be imposed for so doing. The Trust does not impose a fee for receiving payment by wire.



        Investors will be entitled to any dividends declared or income earned on the day when their purchase orders settle, provided that Disbursable Funds are received in the relevant Fund's Designated Currency in the appropriate bank account (details of which are set out on the Application Agreement) by the close of business on that same day. If Disbursable Funds, with respect to any purchase order, are not received by this time by the Distributor, the Trust reserves the right, in its sole discretion, (a) to accept the order and assess interest on the overdue payment, or (b) to cancel the order, and to hold the purchaser responsible for any loss and other costs incurred by the Distributor and/or the Trust.


        The Trust reserves the right to reject any purchase order in whole or in part. All of a shareholder's accounts will be subject to the elections and instructions specified by the shareholder in the Application Agreement covering the accounts.

        United States Federal tax regulations require investors that are United States persons to provide a certified Taxpayer Identification Number and/or certain other required certifications within 30 days following the opening or reopening of an account in order to avoid withholding of taxes on distributions and proceeds of redemptions.

        Ownership of the Trust's shares will be reflected by book-entry, and certificates for shares will not be issued. Investment in the Trust is not recommended for any investors who require a stock certificate to evidence their shares.

        All investments must be made in the Designated Currency of the Fund whose shares are being purchased, as discussed above. Investors may convert other currencies into the Designated Currency of a Fund through The Chase Manhattan Bank, in accordance with its customary currency conversion credit and operational arrangements and at its prevailing rates and fees to customers, or through other dealers in foreign exchange, in accordance with their customary credit and operational arrangements and at their prevailing rates and fees. Currency conversions may result in capital gains or losses to an investor.

        Neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable. These procedures include recording all telephone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. To the extent that the Trust does not use reasonable procedures to form its belief, it and/or its service contractors may be responsible for instructions that are fraudulent or unauthorized.


        A "New York Banking Day" is every day except Saturdays, Sundays and holidays observed by New York City banks (scheduled holidays for 1997 are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day).



        A "London Banking Day" is every day except Saturdays, Sundays and holidays observed by London banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, May Holiday, Spring Holiday, Late Summer Holiday, Christmas Day and Boxing Day).



        A "Frankfurt Banking Day" is every day except Saturdays, Sundays and holidays observed by Frankfurt banks (scheduled holidays for 1997 are New Year's Day, Epiphany, Good Friday, Easter Monday, Labor Day, Ascension Day, Whit Monday, Corpus Christii, Assumption Day, German Unity Day, All Saint's Day, Day of Penance, Christmas Eve Holiday, Christmas Day, Boxing Day and New Year's Holiday).



        A "Toronto Banking Day" is every day except Saturdays, Sundays and holidays observed by Toronto banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, Victoria Day, Canada Day, Labour Day, Thanksgiving, Remembrance Day, Christmas Eve Holiday, Christmas Day and Boxing
Day).



                        HOW TO REDEEM FIVE ARROWS SHARES

        Five Arrows shareholders will redeem their shares by contacting the Transfer Agent directly in the manner specified in this prospectus. Subject to the right of a Fund to make redemptions in kind under certain circumstances, all redemption requests are treated as requests for redemption in the normal course in the Fund's Designated Currency.


        Redemptions of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set out below, and only when the wire system designated for use in transmitting money from the relevant Fund permits the timely transmission of redemption proceeds. Additionally, as for purchases of shares, the Trust reserves the right to advance the times at which purchase and redemption orders must be received (see section headed "How to Buy Five Arrows Shares" above). Five Arrows shareholders will transmit redemption requests by telephoning the Transfer Agent at 1-800-824-3863.



        o Redemption requests for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day if such Trust Business Day is not a New York Banking Day).



        o Redemption requests for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next Toronto Banking Day if such Trust Business Day is not a Toronto Banking Day).



        o Redemption requests for shares of the Pound Sterling Fund received prior to 5 p.m. U.S. Eastern Time on a Trust Business Day will settle on the following London Banking Day.

        o Redemption requests for shares of the Deutschemark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day provided, however, that if such a Trust Business Day is not a Frankfurt Banking Day, the redemption request will settle on the second following Frankfurt Banking Day.




        If a redemption request is not received prior to the applicable time listed above, such request shall be deemed to have been received on the next following Trust Business Day. Shareholders shall be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to settle.


        If the Investment Adviser believes that market conditions exist which preclude the Trust from making prompt payment in a Fund's Designated Currency, the Trust can elect to take up to seven days to pay redemption proceeds or to pay redemption proceeds wholly or partly in readily marketable portfolio securities. The Trust is obligated to effect a redemption in currency without regard to market conditions if requested by a shareholder redeeming $250,000 or less (or in the applicable Designated Currency equivalent thereof) or 1% or less of a Fund's net assets, whichever is less, during any 90-day period.


        Except as provided below, all redemptions in currency will be made by wire transfer on the settlement day in the Designated Currency of the Fund whose shares are being redeemed through a recognized electronic funds transfer system which handles such Designated Currency. A charge of $20 (or the equivalent in the relevant Fund's Designated Currency) against the shareholder's account will be imposed for each wire redemption. Banks receiving redemption proceeds by wire may also impose a charge for doing so.



        If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Fund, redemption proceeds will be paid by check mailed to the shareholder. Each shareholder may pre-designate one bank account per Fund to which redemption proceeds can be directed.


        When redemption proceeds are paid in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to currency. For further information concerning redemptions in portfolio securities, shareholders should telephone the Administrator. Redemption in portfolio securities will be made by delivery to the shareholder, or to another party at the shareholder's direction, of portfolio securities (together with a cash payment in the Fund's Designated Currency equal to the value and in lieu of any fractional securities required to be delivered) with a value determined at the time the redemption is made to equal the aggregate net asset value of the Fund shares being redeemed next determined following receipt of the redemption request.

        To the extent permitted by applicable law, the right of redemption with respect to a Fund may be suspended or the date of payment postponed for more than seven days when trading in the markets in which the Fund's securities are traded is restricted or for a period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its assets. In addition, the right of redemption may be suspended or the date of payment postponed for such other periods as the SEC by order may permit to protect the Trust's shareholders.

        The Trust will maintain a shareholder's account and the information contained in the shareholder's Application Agreement in effect until the end of the calendar year in which the redemption of all the shareholder's shares of the Funds occurs. The Trust may thereafter require a shareholder to complete a new Application Agreement in connection with a purchase of shares. This practice permits a former shareholder to invest in shares of the Funds at any time during the calendar year without completing a new Application Agreement.

        The Trust reserves the right to redeem a shareholder's account at the Trust's option, upon not less than 60 days' written notice to the shareholder, if for a period of six months or more the account does not have in any Fund shares with a net asset value equal to or greater than the Fund's Initial Investment Minimum. During the 60-day period, a shareholder may avoid automatic redemption by investing in any Fund an amount sufficient to increase the net asset value of the account's shares of the Fund to the Fund's Initial Investment Minimum.

        Again, you should note that neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable, as described above.


                               HOW TO CHANGE FUNDS

        A shareholder may change shares of one Fund into shares of another Fund by redeeming shares of one Fund, converting the redemption proceeds into the Designated Currency of another Fund and purchasing the shares of the other Fund with the proceeds of the currency conversion. During the period between the net asset value determination applicable to the shares being redeemed in one Fund and the purchase of shares in another Fund, the shareholder will not be the owner of, or be eligible to receive dividends with respect to, either the shares which have been redeemed or the shares being acquired.

        The length of time for completion of a Fund change will vary depending on the Funds involved and the time during Trust Hours of Operation when the Fund change is initiated. In general, the length of time for completion of a Fund change will depend upon each of the time required to obtain payment of redemption proceeds from the Fund whose shares are being redeemed and the time required to effect any foreign exchange transaction which may be necessary for the shareholder to obtain the currency of the Fund whose shares are being acquired. The arrangements involved in effecting foreign exchange transactions will depend, in part, on a shareholder's credit and operating relationships with the foreign currency exchange dealer the shareholder uses and may shorten the length of time required for completion of a Fund change. A shareholder is not required to submit a new Application Agreement for the purchase of shares in connection with a Fund change.

        The Trust does not provide currency exchange services, either directly or through its agents, and the selection of a foreign exchange dealer in connection with a change of Funds is within the shareholder's sole discretion. The Trust has been advised that The Chase Manhattan Bank's foreign exchange department is available, at its customary currency conversion rates and fees and subject to its customary credit and other requirements, to provide foreign exchange services to shareholders changing Funds. Access to that facility can be made through the Administrator by telephoning 1-800-499-3603.

        Fund changes may result in recognition of a taxable gain or loss. See "Taxation."


                                    TAXATION

        The following discussion is only a summary of certain tax issues that may be of interest to shareholders. All shareholders are urged to consult their tax advisers for further information concerning the tax consequences of investing in the Trust.

Taxation of the Trust

        Under Subchapter M of the Internal Revenue Code, each Fund of the Trust is to be treated as a separate corporation for U.S. Federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Internal Revenue Code by complying with certain requirements of the Internal Revenue Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. Federal income taxes on the net investment income and capital gain distributed to shareholders in accordance with the applicable provisions of the Internal Revenue Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. Federal income taxes.


         Under current law, the Trust does not anticipate that interest derived by the Funds from sources outside the United States will be subject to non-U.S. withholding taxes. Under the terms of applicable United States income tax treaties. To the extent any such withholding tax does arise, it may be possible to reduce or eliminate it. If it is subject to any such withholding tax, the Trust intends to undertake the procedural steps required to claim the benefits of any such treaties. If any non-U.S. taxes are paid by a Fund and, as is expected, more than 50% in value of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. banks or corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders with the consequences described under "U.S. Federal Income Taxation of U.S. Shareholders" below.


        Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. Federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. Federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e., currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected Fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. Federal income tax purposes. In reliance upon a ruling from the Internal Revenue Service, the Trust calculates the income of each Fund without recognizing currency gain or loss.

U.S. Federal Income Taxation of U.S. Shareholders

        Dividends paid by each Fund out of its net investment income and net realized short-term capital gain, if any, are taxable to the U.S. shareholders of the Fund (i.e., a United States corporation or an individual who is a citizen or resident of the United States) as ordinary income. Dividends to corporate shareholders will not be eligible for the dividends-received deduction. To the extent that the Trust elects to declare certain dividends in October, November or December and to distribute them to the shareholders the following January, the dividends would be included in the income of the shareholders as if received in December.

        A shareholder of a Fund, other than the U.S. Dollar Fund, will recognize gain or loss on a sale or redemption of shares (or on a change of shares into shares in another Fund) in respect of any appreciation or depreciation in the U.S. dollar-value of the shares from the time the shares are acquired to the time of disposition. In general, that gain or loss will be capital gain or loss. In addition, as discussed above, it may eventually be determined that each Fund, other than the U.S. Dollar Fund, is required to recognize currency gain or loss. Recognition by a Fund of currency gain in excess of currency loss in any given year would result in the shareholders of that Fund recognizing ordinary dividend income in addition to the daily dividends that are attributable to the Fund's interest income. Any such additional dividends would increase a shareholder's basis in the shares and would affect the shareholder's calculation of capital gain or loss on disposition of the shares.

        The Trust is required by U.S. Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless the shareholder certifies on its Application Agreement that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for prior under-reporting to the Internal Revenue Service.

        Each Fund, other than the U.S. Dollar Fund, may be able to elect to pass-through to its shareholders non-U.S. taxes paid by the Portfolio but does not currently anticipate doing so. Shareholders of each Fund that so elects will be required to include in income (in addition to any dividends the shareholders receive) their proportionate shares of the amount of non-U.S. taxes paid by the Portfolio and will be entitled to claim either a credit or a deduction for their shares of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which a Fund makes such an election regarding the amount and nature of non-U.S. taxes to be included in their income. Dividends from a Fund will be considered to be from U.S. sources if an election to pass-through non-U.S. taxes is not made. If such an election is made, dividends from those Funds will be considered to be from non-U.S. sources for purposes of computing the limitation of the Federal foreign tax credit.

        Reports containing appropriate information with respect to the U.S. Federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each year.

U.S. Federal Income Taxation of Non-U.S. Shareholders

        Non-U.S. shareholders who are not engaged in a U.S. trade or business or whose distributions from a Fund are not effectively connected with the conduct of such a trade or business will be generally subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on dividends of net investment income received from the Trust (including for this purpose any dividends deemed resulting from a Fund's election to treat non-U.S. taxes paid by it as paid by its shareholders and, if the Funds are required to recognize currency gain or loss, any dividends that a Fund, other than the U.S. Dollar Fund, declares as a consequence of recognizing currency gain in excess of currency loss for a particular year). Any gains realized from the redemption, sale or exchange of shares will generally not be subject to U.S. tax for those non-U.S. shareholders. In the case of individual shareholders who fail to furnish the Trust with certain required certifications regarding their foreign status, the Trust may be required to impose backup withholding of U.S.
tax at the rate of 31% on the proceeds of redemptions and exchanges.

        If the dividends received from a Fund or gains realized upon the redemption, exchange or other taxable disposition of Fund shares are effectively connected with a U.S. trade or business of the shareholder, then all such dividends and gains will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. shareholders, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non- U.S. corporate shareholders may also be subject to the U.S. branch profits tax in respect of those dividends and gains.

        Non-U.S. shareholders are advised to consult their tax advisers for further information concerning the U.S. Federal and foreign tax consequences of investing in the Trust.


                           DIVIDENDS AND DISTRIBUTIONS

        Dividends for each Fund are derived from the net investment of its corresponding Portfolio, which flows from the interest that such Portfolio earns on the money market and other instruments it holds. Dividends for each Fund are derived from the net investment of its corresponding Portfolio, which flows from the interest that such Portfolio earns on the money market and other instruments it holds. Dividends on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

        Dividends will be declared daily and paid monthly with respect to shares of each Fund. Generally, investors will receive dividends on shares from (and including) the day upon which their purchase is effective to (but not including) the day upon which their redemption is effective. See "How to Buy Five Arrows Shares" and "How to Redeem Five Arrows Shares."

        Dividends from each Fund are automatically reinvested in additional shares of that Fund at net asset value.


                                   PERFORMANCE

U.S. Dollar Fund

        From time to time, the Trust may publish the "yield" and "effective yield" for the U.S. Dollar Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance.

        The U.S. Dollar Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its Fund of investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of that period.

        The "effective yield" is calculated in a similar manner, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

All Other Funds

        From time to time, the Trust may publish the "current yield" and "total return" for the Pound Sterling, Deutschemark and Canadian Dollar Funds. Both calculations are based upon historical earnings and are not intended to indicate future performances.

        Current yield refers to a Fund's annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result of the first six months, provides an "annualized" yield for an entire one-year period. Calculations of current yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management."

        Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.

        To the extent consistent with applicable law, the Trust may also publish other measures of the historical investment performance of the Pound Sterling, Deutschemark and Canadian Dollar Funds, including 7-day yield information, calculated in the manner described above with respect to the U.S. Dollar Fund.

        Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's, Morningstar, Inc. and other industry publications.


                               GENERAL INFORMATION

Organization

        The Trust was organized as a Delaware business trust on August 13, 1996. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $.0001 per share. The Board of Trustees may, without shareholder approval, divide the authorized stock into an unlimited number of separate series, and the costs of doing so will be borne by the Trust. Currently, the Board of Trustees has authorized four Funds.


        Shares issued by the Funds have no preemptive, conversion or subscription rights. Shareholders of a Fund have equal and exclusive rights to dividends and distributions declared by that Fund and to the net assets of that Fund upon liquidation or dissolution, except for such differences as are attributable to differential class expenses. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. All shares when issued in accordance with the terms of this Prospectus will be fully paid and nonassessable.

        The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.


        If less than two-thirds of the Trustees holding office have been elected by shareholders, a special meeting of shareholders of the Trust will be called to elect Trustees. Under the Trust's Master Trust Agreement and the 1940 Act, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) Trust Business Days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.



        The Portfolios, in which all the Investable Assets of the Funds are invested, are series of the Portfolio Trust, which is an open-end management investment company. The Portfolio Trust's Master Trust Agreement provides that the Portfolio Trust may establish and designate separate series of the Portfolio Trust. The Portfolio Trust has established four series and may establish additional series at any time. The Portfolio Trust's Master Trust Agreement also provides that the Funds and other entities investing in the Portfolios (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolios in which they invest. However, the risk of the Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolios themselves were unable to meet their obligations. Accordingly, the Trustees of the Trust, believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios. No series of the Portfolio Trust has any preference over any other series.


        Investors in other series of the Portfolio Trust will not be involved in any vote involving only Portfolios in which they do not invest. Investors of all of the series of the Portfolio Trust will, however, vote together to elect Trustees of the Portfolio Trust and for certain other matters affecting the Portfolio Trust. As provided by the 1940 Act, under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

        Inquiries concerning the Funds should be made by contacting the Administrator at the address stated on the cover of this Prospectus or by telephoning 1-800-499-3603.

        No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Trust's official sales literature in connection with the offer of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer of any Fund's shares in any state in which, or to any person to whom, such offering may not lawfully be made.

--------------------------------------------------------------------------------




                     FIVE ARROWS WORLD CASH MANAGEMENT FUND




--------------------------------------------------------------------------------



                           FIVE ARROWS SERVICE SHARES


--------------------------------------------------------------------------------





                                   PROSPECTUS




--------------------------------------------------------------------------------

Prospectus

________________, 1996


Five Arrows World Cash Management Fund

INVESTMENT ADVISER:
Rothschild International Asset Management Limited
Five Arrows House, St. Swithin's Lane
London EC4N 8NR United Kingdom

DISTRIBUTOR:
Five Arrows Fund Distributors Inc.
3435 Stelzer Road
Columbus, OH  43219-3035

ADMINISTRATOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH  43219-3035

TRANSFER AGENT:
BISYS Fund Services, Inc.
100 First Avenue, Suite 300
Pittsburgh, PA  15222


CUSTODIAN:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


AUDITORS:
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY  10019-6013


COUNSEL:
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA  02109-2881

        Five Arrows World Cash Management Fund (the "Trust") is an open-end management investment company designed to offer investors a selection of four separate funds (the "Funds"): the U.S. Dollar Fund, the Pound Sterling Fund, the deutschemark Fund, and the Canadian Dollar Fund.

        Each Fund seeks to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's designated currency ("Designated Currency") and, consistent with those objectives, to earn current income. Unlike other mutual funds which acquire and manage their own portfolios of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets (the "Investable Assets") in a portfolio which is a series of the International Currency Fund (the "Portfolio Trust") which invests in high quality, short-term instruments denominated in the Designated Currency of the relevant Fund. See "Information Concerning the Master-Feeder Structure" on page 11. The Portfolio Trust is also an investment company which currently consists of four separate portfolios (the "Portfolios"): the U.S. Dollar Portfolio, the Pound Sterling Portfolio, the Deutschemark Portfolio and the Canadian Dollar Portfolio.

        The Trust seeks to maintain a constant net asset value expressed in the Designated Currency for each Fund. Accordingly, the Trust invests only in securities with short remaining maturities and generally values its securities at their amortized cost. ONLY THE U.S. DOLLAR FUND IS A "MONEY MARKET FUND" UNDER REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION
(THE "SEC"). NONE OF THE OTHER FUNDS IS A "MONEY MARKET FUND" UNDER THOSE REGULATIONS. The net asset value of a Fund's shares, when expressed in a currency other than the Fund's Designated Currency, will fluctuate, primarily in response to changes in currency exchange rates between the Fund's Designated Currency and other currencies, including other Designated Currencies.

        The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency. Each Fund offers two classes of shares. The shares offered by this Prospectus are the Five Arrows Service shares, which are available for purchase through certain broker-dealers and other authorized institutions ("Authorized Firms"). In addition, the Fund offers by separate Prospectus the Five Arrows shares, which are available for direct purchase in initial aggregate amounts of $500,000 or more.


        AN INVESTMENT IN THE TRUST IS NOT A BANK DEPOSIT OR AN OBLIGATION OF ROTHSCHILD INTERNATIONAL ASSET MANAGEMENT LIMITED OR ANY OF ITS AFFILIATES AND IS NEITHER GUARANTEED NOR INSURED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM OR ANY OTHER AGENCY OF THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE PER SHARE. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

        This Prospectus sets forth concisely information about the Five Arrows Service shares of the Trust and each Fund that an investor should know before investing. It should be read and retained for future reference.

        A Statement of Additional Information dated ___________, 1996, and as it may be further amended from time to time, which provides further discussion of certain items in this Prospectus and other matters, has been filed with the SEC and is incorporated herein by reference. For a free copy, call 1-800-499-3603 or write to the Trust at the address for the Trust's Distributor listed inside the cover.


        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                               Page
                                                               ----

FUND (AND ALLOCATED PORTFOLIO) FEES AND EXPENSES .................2

SUMMARY ..........................................................4

DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST......................5

INVESTMENT OBJECTIVES.............................................5

INVESTMENT POLICIES AND RESTRICTIONS..............................6
        U.S. DOLLAR PORTFOLIO.....................................6
        POUND STERLING PORTFOLIO..................................7
        DEUTSCHEMARK PORTFOLIO....................................7
        CANADIAN DOLLAR PORTFOLIO.................................8
        ALL PORTFOLIOS............................................8
        FUNDAMENTAL POLICIES......................................9

SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS...............10

INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE..........11

MANAGEMENT.......................................................13

CALCULATION OF NET ASSET VALUE...................................16

HOW TO BUY FIVE ARROWS SERVICE SHARES............................17

HOW TO REDEEM FIVE ARROWS SERVICE SHARES.........................19

HOW TO CHANGE FUNDS..............................................21

TAXATION.........................................................22

DIVIDENDS AND DISTRIBUTIONS......................................24

PERFORMANCE......................................................24

GENERAL INFORMATION..............................................25

                FUND (AND ALLOCATED PORTFOLIO) FEES AND EXPENSES

--------------------------------------------------------------------------------

FIVE ARROWS SERVICE SHARES
--------------------------------------------------------------------------------



All Funds

Shareholder Transaction Expenses
--------------------------------

Maximum sales load imposed on purchases              None
Maximum sales load imposed on reinvested dividends   None
Redemption fees                                      None
Exchange fees                                        None


Annual  Operating Expenses (as a percentage
-------------------------------------------
of average net assets and net of reimbursements)
------------------------------------------------


                                                   12b-1(1)(3)                       Total Fund
                                    Advisory Fees      Fee        Other Expenses      Expenses(2)(3)
                                    -------------      ---        --------------      --------
U.S. Dollar                             .20%          .35%             .075%             .625%
Pound Sterling                          .20%          .35%             .15%              .70%
Deutschemark                            .20%          .35%             .15%              .70%
Canadian Dollar                         .20%          .35%             .15%              .70%


EXPENSES PER 1,000 SHARE INVESTMENT


                           1 Year               3 Year
                           ------               ------

U.S. Dollar                $6                   $20
Pound Sterling             (pound)7             (pound)22
Deutschemark               DM7                  DM22
Canadian Dollar            C$7                  C$22


         Assuming a hypothetical investment of U.S. $1,000, (pound)1,000, DM1,000, or C$1,000 with a 5% annual return and redemption at the end of each time period, an investor in the Trust will have paid transaction and operating expenses over the time period as indicated above.
--------------------------------------------------------------------------------


(1) The Trust's 12b-1 Plan provides for payments to the Distributor of up to .50% of the average daily net asset value of the Five Arrows Service class of each Fund. Of this total, .25% represents a service fee and any remaining amount represents a distribution fee. The Distributor has voluntarily agreed to waive a portion of these payments so that the total amount paid under the 12b-1 Plan does not exceed 0.35% (on an annual basis) of the average daily net asset value of the Five Arrows Service class of any Fund.

(2) The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed (on an annual basis) a specified percentage of such class' average daily net asset value (.625% in the case of the Five Arrows Service class of the U.S. Dollar Fund and .70% in the case of the Five Arrows Service class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage.

(3) The foregoing undertakings shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor and the Investment Adviser, respectively. The Distributor and the Investment Adviser have reserved the right to terminate or revise their respective undertakings with respect to any period after December 31, 1997. To the extent 12b-1 are waived by the Distributor, investment management fees are reimbursed by the Investment Adviser, of expenses of a Fund are paid by the Investment Adviser, the total return to shareholders will increase. Total return to shareholder will decrease to the extent that such undertakings are no longer in effect.

         The above table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by investors in the Funds. The Trust does not charge a sales load in connection with the purchase or redemption of its shares. The percentages shown above are based on an annualized estimate of the expenses to be incurred during the current fiscal year, after expense reimbursements, and should not be considered a representation of future costs and expenses or performance. Actual costs and expenses or performance in future periods may be more or less than those shown above. For the purpose of the example, assume reinvestment of all dividends and distributions. The table does not reflect charges for optional services, such as the fee for remittance of redemption proceeds by wire. For a more complete discussion of the fees connected with an investment in the Trust and the services provided to the Trust, see "Management", "How to Buy Five Arrows Service Shares" and "How to Redeem Five Arrows Service Shares." Authorized Firms acting on behalf of their clients may impose additional fees upon an investor such as account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.



         The Funds invest all of their Investable Assets in the Portfolios. The Trustees of the Trust believe that, over time, the aggregate per share expenses of each Fund and its corresponding Portfolio should be approximately equal to, or less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by the Portfolios.

                                     SUMMARY

        The investment objectives of each Fund are to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders. Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved. (See "Investment Objectives" and "Investment Policies and Restrictions.") An investment in shares of any of the Funds involves certain risks, as discussed below, and may not be appropriate for all investors.

        The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency.

        Rothschild International Asset Management Limited (the "Investment Adviser") manages the Portfolio Trust's Portfolios and receives an advisory fee from each Portfolio calculated daily and payable monthly at an annual rate of up to .20% of average daily net assets of such Portfolio.


        BISYS Fund Services Limited Partnership (the "Administrator") acts as the administrator of the Trust and Portfolio Trust. Its affiliates, Five Arrows Fund Distributors Inc. (the "Distributor") and BISYS Fund Services, Inc. (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent of the Trust, respectively, and The Chase Manhattan Bank acts as custodian (the "Custodian") of the Trust and the Portfolio Trust. See "Management."

        The Trust and Portfolio Trust bear all operating costs not agreed to be borne by the Investment Adviser, the Distributor, the Administrator, the Transfer Agent or the Custodian including, without limitation, legal and auditing fees and expenses, expenses of investor reports to be provided to existing shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.625% in the case of the Five Arrows Service class of the U.S. Dollar Fund and .70% in the case of the Five Arrows Service class of each other Fund). If this reimbursement is not sufficient to cause total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expense from exceeding the applicable percentage. The foregoing undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

        Five Arrows Service shares will be issued at the net asset value next determined after receipt by the Trust of an order in proper form and acceptance of that order by the Trust. The Trust reserves the right to take appropriate action in the event that Disbursable Funds (as defined below) for the purchase price for the shares being issued are not received on a timely basis. Disbursable Funds may only be received by the Trust during the operating times for the wire transmission systems designated for use in transmitting money to the Funds. The Trust has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which provides for the payment to the Distributor of up to .50% of the average daily net asset value of the Five Arrows Service class of each Fund in order to finance distribution and shareholder servicing activities. The Distributor has voluntarily agreed to waive such portion of such payments as is necessary to cause the annualized 12b-1 fee not to exceed 0.35% of the average daily net asset value of the Five Arrows Service class of any Fund. This undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

        The Trust seeks to maintain a constant net asset value per share for each Fund, although no assurances can be given that those per share values will be maintained. Shares of a Fund may be redeemed by the shareholder from the Trust at their next-determined net asset value. Each Fund is open for business on any day on which the New York Stock Exchange (the "Exchange") is open for trading or banks in New York City are open for business (a "Trust Business Day") from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time ("Trust Hours of Operation"). Thus, the Trust will be open for business every day except for Saturdays,

Sundays and holidays which are observed by both the Exchange and New York City banks (scheduled holidays for 1997 are New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) The value of the investments held by each Fund is determined in its Designated Currency once every 24 hours during Trust Hours of Operation. See "Calculation of Net Asset Value" and "How to Redeem Five Arrows Service Shares."

        Dividends of each Fund's net investment income are declared once a day and paid monthly. Net capital gains, if any, realized by a Fund will be distributed annually. Dividends paid by a Fund will be automatically reinvested in additional shares of the Fund. See "Dividends and Distributions" and "Taxation."



                  DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST


        The Trust is a newly-formed open-end management investment company, registered under the 1940 Act. Under the terms of the Master Trust Agreement establishing the Trust, which is governed by the laws of Delaware, the Trustees of the Trust are ultimately responsible for the management of the Funds' business and affairs. The Trust is currently authorized to offer four individual
Funds, each of which represents a separate series of the Trust's    shares of
beneficial interest. The Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval. The Trustees have authorized shares of the Fund to be issued in two classes: Five Arrows and Five Arrows Service. Because expenses will vary between the classes, performance will vary with respect to each class. Except for differences related to such differential expenses, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of such Fund. Each share is fully paid and nonassessable.



        Each Portfolio is a newly-formed separate investment series of the Portfolio Trust, a newly-formed business trust organized under the laws of the State of Delaware, and intends to be treated as a partnership for federal tax purposes. Under the terms of the Portfolio Trust's Master Trust Agreement, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.


        The net asset value of a Fund's shares, when expressed in any currency other than the Fund's Designated Currency, will fluctuate in response to changes in the exchange rates between the Fund's Designated Currency and other currencies, including the Designated Currencies of other Funds.


                              INVESTMENT OBJECTIVES

        The investment objectives of each Fund are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders.

        Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. The investment objectives of the Portfolios are not fundamental and may be changed upon notice to, but without the approval of, the Portfolios' investors. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved.

        Since the investment characteristics of the Funds will correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolios. Except as otherwise provided below, the Funds' investment policies are not "fundamental policies" within the meaning of the 1940 Act and may, therefore, be changed by the Trust's Board of Trustees without a shareholder vote.

                      INVESTMENT POLICIES AND RESTRICTIONS

        U.S. DOLLAR PORTFOLIO

        The U.S. Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in U.S. Dollars and, consistent with those objectives, to earn current income. The U.S. Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities or by foreign governments or Supranational Organizations (such as the World Bank, the Inter-American Development Bank, the Asian Development Bank and the European Bank for Reconstruction and Development) as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.


        The U.S. Dollar Portfolio invests only in U.S. dollar-denominated high quality securities as described in this paragraph. All of the U.S. Dollar Portfolio's assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, which have been
(i) rated by at least two United States nationally recognized statistical rating organizations ("NRSRO"s), such as Standard & Poor's Corporation or Moody's Investors Service, Inc., in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities. See the Statement of Additional Information.


        All securities in which the U.S. Dollar Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The U.S. Dollar Portfolio also maintains a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of $1.00 per share, although there is no assurance it can do so on a continuing basis.

        The U.S. Dollar Portfolio may invest in U.S. dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. These investments may include, for example, obligations issued by foreign corporations and foreign counterparts of U.S. corporations, Eurodollar bonds (which are U.S. dollar-denominated obligations of foreign issuers), and Yankee bonds (which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S.). Under normal market conditions, the U.S. Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks." For further information concerning debt securities ratings and permissible money market investments of the U.S. Dollar Portfolio, see the Statement of Additional Information.

        Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities in which the U.S. Dollar Portfolio may invest include direct obligations of the U.S. Treasury, including bills, bonds and notes; and obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration); (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan
Bank).

        POUND STERLING PORTFOLIO

        The Pound Sterling Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Pounds Sterling and, consistent with those objectives, to earn current income. The Pound Sterling Portfolio will invest in securities issued or guaranteed as to principal and interest by the United Kingdom ("U.K.") Government, local authorities, city corporations and county councils or their agencies or by non-U.K. governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper.

        The Pound Sterling Portfolio invests only in Pound Sterling-denominated high quality securities as described in this paragraph. The Pound Sterling Portfolio assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.


        All securities in which the Pound Sterling Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Pound Sterling Portfolio follows these policies in seeking to maintain a constant net asset value of (pound)1.00 per share, although there is no assurance it can do so on a continuing basis.

        The Pound Sterling Portfolio may invest in Pound Sterling-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Pound Sterling Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

        DEUTSCHEMARK PORTFOLIO


        The Deutschemark Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Deutschemarks and, consistent with those objectives, to earn current income. The Deutschemark Portfolio will invest in securities issued or guaranteed as to principal and interest by the German Government, by its sub-divisions or their agencies or by non-German governments or Supranational Organizations, as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.

        The Deutschemark Portfolio invests only in Deutschemark-denominated high quality securities as described in this paragraph. The Deutschemark Portfolio's assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.


        All securities in which the Deutschemark Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Deutschemark Portfolio follows these policies in seeking to maintain a constant net asset value of DM1.00 per share, although there is no assurance it can do so on a continuing basis.

        The Deutschemark Portfolio may invest in Deutschemark-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Deutschemark Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

        CANADIAN DOLLAR PORTFOLIO


        The Canadian Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Canadian Dollars and, consistent with those objectives, to earn current income. The Canadian Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the Canadian Government, the Provinces of Canada, or their agencies or by non-Canadian governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper and master demand notes.



        The Canadian Dollar Portfolio invests only in Canadian Dollar-denominated high-quality securities as described in this paragraph. The Canadian Dollar Portfolio's assets will consist of government securities and other securities which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.


        All securities in which the Canadian Dollar Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Canadian Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of C$1.00 per share, although there is no assurance it can do so on a continuing basis.

        The Canadian Dollar Portfolio may invest in Canadian Dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Canadian Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors -- Concentration in Obligations of Qualifying Banks."

        ALL PORTFOLIOS

        In seeking to obtain its investment objectives, each Portfolio may invest in the types of securities described below.

        Variable and Floating Rate Notes
        --------------------------------

        Each Portfolio may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes, which are instruments under which the indebtedness, as well as the interest rate, varies. In addition, these securities must be rated in the highest short-term rating category by an NRSRO. Unless guaranteed by the U.S. Government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the U.S. Dollar Portfolio must permit such Portfolio to demand payment of the instrument's principal at least once every thirteen months. Variable or floating rate instruments purchased by each of the other Portfolios must permit such Portfolio to demand payment of the instrument's principal at least once every 60 days. Because of the absence of a market in which to resell a variable or floating rate instrument, a Portfolio might have trouble selling an instrument should the issuer default or during periods when a Portfolio is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.

        Repurchase Agreements
        ---------------------

        Each Portfolio may invest in repurchase agreements. A repurchase agreement arises when an investor purchases a security and simultaneously agrees to resell it to the counterparty on the repurchase agreement at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon rate which is effective for the period of time the investor's money is invested in the security and which is not related to the coupon rate on the purchased security. By providing a flexible investment vehicle, repurchase agreements permit the Portfolios to remain fully invested pending the purchase of appropriate longer-term investments.


        The Portfolios will enter into repurchase agreements only with financial institutions rated by an NRSRO in the highest rating category for short-term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however, expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.


When-Issued Securities
----------------------

        Each Portfolio may purchase when-issued debt securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the relevant Portfolio's investment objective and not for leverage. The when-issued trading period generally lasts only from a few days up to a month or more; during this period interest will not accrue. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Custodian will establish a segregated account for a Portfolio when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments.

Illiquid Securities
-------------------

        Each Portfolio may invest up to 10% of its net assets in illiquid securities (i.e. securities which a Portfolio could not reasonably expect to sell within seven days at approximately the price at which they are valued). Under the supervision of the Portfolio Trust's Board of Trustees the Investment Adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. If they have a remaining maturity of more than seven days, time deposits and repurchase agreements will be considered to be illiquid securities.

        FUNDAMENTAL POLICIES

        Each of the Funds and the Portfolios have adopted certain fundamental policies which may not be changed without the approval of that Fund's shareholders or that Portfolios' investors, as the case may be.

        The Funds have the same investment restrictions as the Portfolios, except that each Fund may invest all of its Investable Assets in an open-end management investment company with substantially the same investment objectives as that Fund. Therefore, references below to the Portfolios' investment restrictions also include the Funds' investment restrictions. In addition, as a fundamental policy, no Portfolio may: (i) borrow money, except from the Portfolio Trust's Custodian or from other banks in connection with redemptions or for temporary or emergency purposes (borrowings by a Portfolio may not exceed 20% of that Portfolio's net assets computed immediately after the borrowing; no additional investments may be made while any borrowings exceed 5% of the Portfolio's total assets), (ii) pledge, hypothecate, or mortgage any of the Portfolio's assets other than in connection with permitted borrowings or (iii) make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined herein). Additional fundamental policies of the Portfolios are set forth in the Statement of Additional Information.


        If a percentage restriction, including one that is a fundamental policy, is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


               SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS

Possible Changes in Net Asset Value and Yield
---------------------------------------------

        Each Portfolio seeks to maintain a constant net asset value and generally values its investments at amortized cost. However, the value of each Portfolio may be affected by changes in interest rates and the credit standing of issuers of the Portfolios' investments. The value of the investments held by each of the Portfolios in which the Funds invest generally will vary inversely with changes in prevailing interest rates, although this variance is expected to be minimal due to the short maturities of the instruments held by the Portfolios.

        Interest rates paid on instruments denominated in a given Designated Currency may be higher or lower than those paid on instruments denominated in other Designated Currencies. Investors should recognize that in periods of declining short-term interest rates the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Portfolio's portfolio, thereby reducing the current yield of the Portfolio. In the periods of rising interest rates, the opposite can be true. The securities in which the Portfolios invest may not produce as high a level of income as could be obtained from securities with longer maturities or those having a lesser degree of safety.

Investments in a Single Issuer
------------------------------


        Each Portfolio other than the U.S. Dollar Portfolio is non-diversified under the 1940 Act. These Portfolios intend to comply, however, with the diversification requirements applicable to regulated investment companies under the United States Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Currently, those requirements provide that, as of the last day of each fiscal quarter, each Portfolio's investments in the securities of any one issuer must be limited to 25% of its total assets, provided that with respect to at least 50% of its total assets, a Portfolio may not have invested more than (a) 5% of its total assets in the securities of any one issuer or (b) 10% of the outstanding voting securities of any one issuer. To the extent a Portfolio is not diversified under the 1940 Act, it may be more susceptible than a fully diversified Portfolio to adverse developments affecting a single issuer.


        In addition to the foregoing, each of the Portfolios has adopted a non-fundamental investment restriction which prevents it from investing (i) more than 5% of the value of its total assets in the securities of any one issuer (other than repurchase agreements and securities issued by a sovereign government, its agencies and instrumentalities), (ii) more than 25% of the value of its total assets in repurchase agreements with one counterparty or (iii) more than 25% of the value of its total assets in securities issued by any sovereign government, its agencies and instrumentalities (other than the federal government of the United States). Securities held solely as collateral for outstanding repurchase agreements shall be excluded for purposes of computing compliance with restriction (iii). These restrictions may be eliminated or modified at any time by the Trustees of the Portfolio Trust without a shareholder vote.

Concentration in Obligations of Qualifying Banks
------------------------------------------------

        Under normal market conditions, each Portfolio will have more than 25% of its total assets invested in obligations of Qualifying Banks. For the purposes of this Prospectus, Qualifying Banks are defined as U.S. banks (including savings banks or savings and loan associations) that are members of the Federal Deposit Insurance Corporation ("FDIC") and "foreign banks," as defined in Rule 3a-6 under the 1940 Act, provided that any such institution has, at the date of investment, capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of U.S.$100,000,000 or the non-U.S. dollar equivalent, as the case may be. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include: a sustained increase in interest rates, which can adversely affect the availability and cost of funds for a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; national and local regulatory developments; and competition within the banking industry as well as from other financial institutions. In addition, investments in banks located in foreign countries are subject to risks resulting from the combination in those banks of banking and securities underwriting and similar activities.



Investments in Foreign Securities
---------------------------------

        Investing in securities issued by entities domiciled in a country other than an investor's country of residence or denominated in a currency other than the currency of the investor's country of residence may involve considerations and possible risks and opportunities not typically encountered by the investor in making investments in its country of residence and in securities denominated in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates and exchange control regulations, and the costs that may be incurred in connection with conversions between various currencies. In addition, investments in countries other than the United States could be affected by other factors generally not thought by investors to be present in the United States, including less liquid and efficient securities markets, greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, restrictions on the expatriation of funds or other assets of a Portfolio, expropriation of assets, adverse diplomatic developments, higher transaction and custody costs, delays attendant in settlement procedures and difficulties in enforcing contractual obligations.


                           INFORMATION CONCERNING THE
                          MASTER-FEEDER FUND STRUCTURE

        Each of the Funds seeks to achieve its investment objectives by investing all of its Investable Assets in the Portfolio which has the same investment objectives as such Fund and invests solely in assets denominated in that Fund's Designated Currency. These Portfolios in turn invest in securities that are consistent with those objectives. In addition to selling beneficial interests to the Funds, the Portfolios may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolios on the same terms and conditions and will pay a proportionate share of the Portfolios' expenses. However, the other investors investing in the Portfolios are not required to sell their shares at the same public offering price as the Funds due to the imposition of sales commissions and variations in other operating expenses. Therefore, investors in the Funds should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from the Administrator by calling 1-800-499-3603.


        Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds investing in that Portfolio may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, because the Portfolio would have fewer assets in such a case, it may become less diversified, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in such a Portfolio could have effective voting control of the operations of that Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolios (other than a vote by the Funds to continue operations of the Portfolios upon the withdrawal of another investor in the Portfolios), the Trust will hold a meeting of shareholders of the Funds and will cast all of its votes in the same proportion as the votes of the Funds' shareholders. The percentage of the Trust's votes representing Funds shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the shareholders of the Funds who do, in fact, vote. Shareholders of the Funds who do not vote will not affect the Trust's votes at the Portfolios' meetings.

        A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of that Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including investing all the Investable Assets of that Fund in another pooled investment entity having the same investment objectives as the Fund or retaining Rothschild International Asset Management Limited or another investment adviser to manage the Fund's assets directly in accordance with the investment policies described above with respect to the relevant Portfolio. Any such withdrawal could result in distributions to such Fund from the Portfolio "in kind" of portfolio securities (as opposed to a cash distribution) to the extent permitted by the 1940 Act, or rules adopted thereunder. If securities are distributed, such Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of that Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

        The Funds' investment objectives are fundamental policies and may not be changed without the approval of the Funds' shareholders. The investment objectives of the Portfolios are not fundamental policies and may be changed without the approval of the investors in the Portfolio. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of its corresponding Portfolio. See "Investment Objective" and "Investment Policies and Restrictions" for a description of the fundamental policies of the Portfolios that cannot be changed without approval of the "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolios.

        For descriptions of the investment objectives, policies and restrictions of the Portfolios, see "Investment Objectives" and "Investment Policies and Restrictions." For descriptions of the management of the Portfolios, see "Management" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolios, see "Management" herein.

                                   MANAGEMENT

        Each Fund is a separate series of the Trust, a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of Delaware. The Trustees of the Trust are ultimately responsible for the management of its business and affairs.

        Each Portfolio is a separate investment series of the Portfolio Trust, which is also a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Portfolio Trust, which is governed by the laws of Delaware. Under the terms of the Portfolio Trust's Declaration of Trust, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.

        The Boards of Trustees of the Portfolio Trust and the Trust establish their respective policies and supervise and review the operations and management of the Portfolio Trust and the Trust, respectively. The day-to-day operations of the Portfolio Trust and the Trust are administered by officers elected by their respective Board of Trustees.

        A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust, up to and including creating separate Boards of Trustees. See "Management of the Trust and Portfolio Trust" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and the Portfolio Trust.

Investment Adviser and Investment Advisory Agreement


        The Investment Adviser serves pursuant to a Master Investment Advisory Agreement with the Portfolio Trust. The Investment Adviser is a British corporation that was formed in 1975 and is registered under the U.S. Investment Advisers Act of 1940, as amended. It is an indirect subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $27 billion of assets, spread across equities, bonds and currencies.


        The Investment Adviser, subject to the supervision and direction of the Portfolio Trust's Board of Trustees, professionally manages each Portfolio in accordance with such Portfolio's investment objectives and policies and makes all investment decisions for those Portfolios. In consideration of these services, the Portfolio Trust has agreed to pay the Investment Adviser monthly an annual advisory fee with respect to each Portfolio. The advisory fee for each Portfolio is calculated daily and payable monthly at an annual rate of up to
 .20% of average daily net assets.

        The Investment Adviser and the Administrator may, at their own expense, provide compensation to certain financial institutions whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 100% of the annual fees that are earned by the Investment Adviser or the Administrator (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from assets of the Investment Adviser and the Administrator or their affiliates.

        The portfolio manager for all of the Portfolios is Thomas Barman, who has been employed by the Investment Adviser as its Director for Currency Management since November 1994. He has been primarily responsible for the day-to-day management of the Portfolios' portfolios since their commencement of operations. He has over 25 years experience in fund management. From March 1993 to August 1994, Mr. Barman was a portfolio manager for Glaxo (Bermuda) Limited. From April 1991 to February 1993, he was a portfolio manager for the U.S. Office of Caisse des Depots et Consignations. Prior to that time, he served as Foreign Exchange Officer at the Federal Reserve Bank of New York and was head of U.S. Treasury investments at Credit Suisse (New York).

        Prior to the Trust's commencement of operations, the Investment Adviser and Mr. Barman had not had previous experience managing a mutual fund registered under the 1940 Act. However, they have had substantial experience managing publicly offered European mutual funds.


        The Investment Adviser has a Code of Ethics governing personal securities transactions of certain of its employees. See the Statement of Additional Information.

Distributor

        The Distributor is an affiliate of the Administrator. Mutual funds structured like the Funds sell shares on a continuous basis. The Funds' Shares are sold through the Distributor. Certain officers of the Trust are also officers and/or directors of the Distributor.

Administrator

        The Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., is responsible for coordinating the Funds' efforts and generally assuring the operation of the Funds' business. It has been providing services to mutual funds since 1987.

        The Administrator provides a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds.

        The Administrator provides the Portfolio Trust with office space and with certain clerical services and facilities.


         The Administrator is entitled to an administration fee calculated daily and payable monthly at an annual rate of .10% of the average daily net assets of all of the Funds. The Administrator serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to administration agreements with the Trust and the Portfolio Trust. Those agreements provide that the Administrator shall receive payment in full of its fee for the remainder of the relevant term if the Administrator is terminated without cause prior to the end of such term. The Administrator or its affiliates may also act as Authorized Firms (as defined below).


12b-1 Plan

        The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "12b-1 Plan") in accordance with the regulations promulgated under the 1940 Act. The 12b-1 Plan provides that each Fund will make payments to the Distributor equal to .50% (on an annual basis) of the average daily value of the net assets of such Fund's Five Arrows Service class of shares (the "12b-1" fee). The 12b-1 fee has two components: a service fee and a distribution fee. The 12b-1 Plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares. The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to 0.35% (on an annual basis) of the average daily net asset value of the Five Arrows Service class of any Fund. This waiver shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

        Some or all of the service fees are used to compensate Authorized Firms for providing account administration services to their clients who are beneficial owners of such shares. One or more affiliates of the Investment Adviser and the Administrator may act as Authorized Firms. The Distributor will enter into agreements with Authorized Firms which purchase Five Arrows Service shares on behalf of their clients ("Service Agreements"). The Service Agreements will provide for compensation to the Authorized Firms in an amount up to .25% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients.

        The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; any service fees received by the distributor and not allocated to authorized firms may be retained by the distributor in consideration of its own role in servicing shareholder accounts.

        Authorized Firms that have sold Five Arrows Service shares are eligible for further compensation commencing as of the time of such sale. It is the Distributor's current policy to pay a trailer commission to Authorized Firms in an amount equal to .10% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients. This trailer commission arrangement may be terminated or revised by the Distributor at any time. Any distribution fee received by the Distributor and not allocated to Authorized Firms may be applied by the Distributor in connection with sales or marketing efforts (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors) or retained by the Distributor in consideration of its own role in marketing Five Arrows Service Shares.

        Holders of Five Arrows Service shares of a Fund will bear all fees paid under the 12b-1 Plan with respect to such shares as well as any other expenses which are directly attributable to such shares.

Transfer and Dividend Disbursing Agent


        Under its agreement with the Trust, BISYS Fund Services, Inc., as Transfer Agent, provides customary transfer and dividend disbursing agent services, including processing purchase, redemption and transfer transactions, responding to shareholder inquiries, automatically investing dividends in Fund shares, transmitting dividends to shareholders, assisting shareholders in changing account designations and addresses and transmitting to shareholders proxy statements, annual reports, prospectuses and other Trust communications. The Transfer Agent serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to a transfer agency agreement with the Trust. That agreement provides that the Transfer Agent shall receive payment in full of its fee for the remainder of the relevant term if the Transfer Agent is terminated without cause prior to the end of such term. The Transfer Agent may sub-contract any of its duties to another person, including its affiliates. See "How to Buy Five Arrows Service Shares" and "How to Change Funds."


Custodian

        The Chase Manhattan Bank is the custodian of the Trust and Portfolio Trust (the "Custodian") and, in that capacity, maintains custody of the Trust's and Portfolio Trust's assets, including those located outside the United States.

Expenses


        All expenses incurred in the operation of a Fund or a Portfolio are borne by such Fund or Portfolio except to the extent specifically assumed by the Investment Adviser, the Distributor, the Administrator, the Custodian, or the Transfer Agent. Subject to the undertaking of the Investment Adviser to reimburse the Funds or Portfolios, as the case may be, for certain of their excess expenses, the Funds or Portfolios, as the case may be, have confirmed their obligation to pay all their other respective expenses, including: taxes, brokerage fees and commissions; certain insurance premiums; auditing, legal and compliance expenses; costs of forming the Trust and Portfolio Trust and maintaining corporate existence; costs of Trust accounting; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to shareholders; compensation of Trustees of the Trust or Portfolio Trust who are not employees of the Distributor or Administrator or their affiliates and costs of other personnel performing services for the Trust or Portfolio Trust; costs of corporate meetings; registration fees and related expenses for the Trust's registration with the SEC and the securities regulatory authorities of other jurisdictions in which the Funds' shares are sold; state securities law registration fees and related expenses and other required registrations and related publication fees; fees payable to the Investment Adviser under the Investment Advisory Agreement; fees payable to the Administrator, Transfer Agent and Custodian and all fees paid by the Trust pursuant to the 12b-1 Plan.

        The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.625% in the case of the Five Arrows Service class of the U.S. Dollar Fund and .70% in the case of the Five Arrows Service class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. The foregoing undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.


        The Investment Adviser, the Distributor, the Administrator, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.


                         CALCULATION OF NET ASSET VALUE


        The net asset value per share of each Fund, expressed in the relevant Fund's Designated Currency, is determined by dividing the value of the Fund's net assets (i.e., the value of its investment in its corresponding Portfolio and other assets, including accrued but undistributed net investment income, less liabilities) by the total number of shares of the Fund outstanding. Such net asset values are determined once every Trust Business Day at 11:00 a.m. U.S. Eastern Time for the U.S. Dollar and Canadian Dollar Funds and 9:00 a.m. U.S. Eastern Time for the Pound Sterling Fund and 10:00 a.m. Eastern Time for the Deutschemark Fund.


        By investing all of their assets in the relevant Portfolio, each Fund seeks to maintain the following constant net asset value per share:

        U.S. Dollar Fund                                U.S. $1.00
        Pound Sterling Fund                            (pound)1.00
        Deutschemark Fund                                   DM1.00
        Canadian Dollar Fund                                C$1.00

        It is anticipated that each Portfolio's assets will utilize the amortized cost method of valuation as a reasonable means of approximating each Portfolio's market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization or accretion to maturity of any premium or discount. If at any time, however, the market value of any Portfolio's total assets deviates more than 1/2 of 1% from their value determined on an amortized cost basis, the Portfolio Trust's Board of Trustees will consider whether any action should be initiated to prevent any adverse effects on the Portfolios' shareholders. The Portfolio Trust's Board of Trustees will monitor the use of the amortized cost method of valuation in order to ensure that this method continues to be in the best interest of the Portfolios' shareholders. There may be periods during which the stated value of an instrument determined under the amortized cost method of valuation is higher or lower than the price the Portfolio would receive if the instrument were sold, and the accuracy of amortized cost valuation can be affected by changes in interest rates and the credit standing of issuers of the Portfolio's investments. There is no assurance that the Portfolios will maintain a stable net asset value per share.


        If in the view of the Portfolio Trust's Board of Trustees it is inadvisable to continue maintaining a constant net asset value for any Portfolio, the Board of Trustees may discontinue using the amortized cost method of valuation for such Portfolio. Shareholders of a Portfolio would be notified of a decision by the Board of Trustees to discontinue the use of the amortized cost method with respect to such Portfolio. The form of notification would depend on the context of such a decision and could include, for example, the mailing of written notifications and/or the issuance of a press release.

                      HOW TO BUY FIVE ARROWS SERVICE SHARES


        Shares of the Funds are sold on a continuous basis by the Distributor. Clients of an Authorized Firm may only purchase Five Arrows Service shares through their accounts at such Authorized Firm and should contact such Authorized Firm directly for appropriate purchase instructions. When Five Arrows Service shares are purchased through such Authorized Firms, an account fee may be charged by those Authorized Firms for providing services in connection with an Investor's investment which are not related to the services provided under the 12b-1 Plan. These fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Information concerning these services and any charges should be obtained from these Authorized Firms before a client authorizes the purchase of Fund shares, and this Prospectus should be read in conjunction with any information so obtained.

        As set forth above, Five Arrows Service shares of the Funds are offered exclusively through participating Authorized Firms. All inquiries of beneficial owners of Five Arrows Service shares should be directed to the Authorized Firm from which such Five Arrows Service shares were purchased.

        Purchases of Five Arrows Service shares of any of the Funds will be processed in accordance with the procedures set forth below, at the net asset value per share of the relevant Fund next determined after the purchase order is duly received. No sales charge is imposed at the time of purchase or redemption. However, as further described below, shareholders will bear an annual 12b-1 fee.

        Because of the costs associated with the 12b-1 Plan, the dividends of the Five Arrows Service shares of each Fund will be lower than the dividends of the Five Arrows shares of that Fund.

        Purchases of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set forth below and only when the wire system designated for use in transmitting money to the relevant Fund permits the timely transmission of funds that are immediately available to the Trust for investment purposes ("Disbursable Funds"). Additionally, on days when the New York Stock Exchange and/or the Trust's Custodian or Distributor close early due to a partial holiday or otherwise, the Trust reserves the right to advance the times at which purchase and redemption orders must be received. Prospective or current Five Arrows Service shareholders must transmit purchase orders through their Authorized Firm.

        o Purchase orders for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day (as defined below) if such Trust Business Day is not a New York Banking Day).

        o Purchase orders for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next Toronto Banking Day (as defined below) if such Trust Business Day is not a Toronto Banking Day).

        o Purchase orders for shares of the Pound Sterling Fund received prior to 5 p.m. U.S. Eastern Time on a Trust Business Day will settle on the following London Banking Day (as defined below).

        o Purchase orders for shares of the Deutschemark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day (as defined below), provided however that if such a Trust Business Day is not a Frankfurt Banking Day, the purchase order will settle on the second following Frankfurt Banking Day.

        If a purchase order is not received by the Trust prior to the applicable time listed above, such purchase order shall be deemed to have been received on the next following Trust Business Day. Before placing a purchase order investors should acquaint themselves with the minimum amounts and other requirements for using the relevant wire system for the transfer of Disbursable Funds, and should ascertain whether the financial institution from which the purchase payment is being sent, has access to the appropriate system. It is essential that complete information, regarding the investor's account, accompany all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain, from their financial institution, further information about remitting funds by wire and any fees that may be imposed for so doing. The Trust does not impose a fee for receiving payment by wire.

        Investors will be entitled to any dividends declared or income earned on the day when their purchase orders settle provided that Disbursable Funds are received in the relevant Fund's Designated Currency in the appropriate bank account (details of which are set out on the Application Agreement) by the close of business on that same day. If Disbursable Funds, with respect to any purchase order, are not received by this time by the Distributor, the Trust reserves the right, in its sole discretion, (a) to accept the order and assess interest on the overdue payment, or (b) to cancel the order, and to hold the purchaser responsible for any loss and other costs incurred by the Distributor and/or the Trust.

        Authorized Firms act as agents for their customers and not as agents for the Trust. It is the responsibility of Authorized Firms to transmit orders for purchases by their clients promptly to the Trust, and to deliver the required Disbursable Funds by the time stated above. If Disbursable Funds are not received by the required time, the order may be cancelled and the Authorized Firm will be held responsible for any loss and other costs incurred by the Distributor and/or the Trust.



        The Trust reserves the right to reject any purchase order in whole or in part. All of a shareholder's accounts will be subject to the elections and instructions specified by the shareholder in the Application Agreement covering the accounts.

        United States Federal tax regulations require investors that are United States persons to provide a certified Taxpayer Identification Number and/or certain other required certifications within 30 days following the opening or reopening of an account in order to avoid withholding of taxes on distributions and proceeds of redemptions.

        Ownership of the Trust's shares will be reflected by book-entry, and certificates for shares will not be issued. Investment in the Trust is not recommended for any investors who require a stock certificate to evidence their shares.

        All investments must be made in the Designated Currency of the Fund whose shares are being purchased, as discussed above. Investors may convert other currencies into the Designated Currency of a Fund through The Chase Manhattan Bank, in accordance with its customary currency conversion credit and operational arrangements and at its prevailing rates and fees to customers, or through other dealers in foreign exchange, in accordance with their customary credit and operational arrangements and at their prevailing rates and fees. Currency conversions may result in capital gains or losses to an investor.

        Neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable. These procedures include recording all telephone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. To the extent that the Trust does not use reasonable procedures to form its belief, it and/or its service contractors may be responsible for instructions that are fraudulent or unauthorized.


        A "New York Banking Day" is every day except Saturdays, Sundays and holidays observed by New York City banks (scheduled holidays for 1997 are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day).

        A "London Banking Day" is every day except Saturdays, Sundays and holidays observed by London banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, May Holiday, Spring Holiday, Late Summer Holiday, Christmas Day and Boxing Day).

        A "Frankfurt Banking Day" is every day except Saturdays, Sundays and holidays observed by Frankfurt banks (scheduled holidays for 1997 are New Year's Day, Epiphany, Good Friday, Easter Monday, Labor Day, Ascension Day, Whit Monday, Corpus Christii, Assumption Day, German Unity Day, All Saint's Day, Day of Penance, Christmas Eve Holiday, Christmas Day, Boxing Day and New Year's Holiday).

        A "Toronto Banking Day" is every day except Saturdays, Sundays and holidays observed by Toronto banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, Victoria Day, Canada Day, Labour Day, Thanksgiving, Remembrance Day, Christmas Eve Holiday, Christmas Day and Boxing
Day).

12b-1 Plan

        The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "12b-1 Plan") in accordance with the regulations promulgated under the 1940 Act. The 12b-1 Plan provides that each Fund will make payments to the Distributor equal to .50% (on an annual basis) of the average daily value of the net assets of such Fund's Five Arrows Service class of shares (the "12b-1" fee). The 12b-1 fee has two components: a service fee and a distribution fee. The 12b-1 Plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares. The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to 0.35% (on an annual basis) of the average daily net asset value of the Five Arrows Service class of any Fund. This waiver shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

        Some or all of the service fees are used to compensate Authorized Firms for providing account administration services to their clients who are beneficial owners of such shares. One or more affiliates of the Investment Adviser and the Administrator may act as Authorized Firms. The Distributor will enter into agreements with Authorized Firms which purchase Five Arrows Service shares on behalf of their clients ("Service Agreements"). The Service Agreements will provide for compensation to the Authorized Firms in an amount up to .25% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients.

        The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; account and administrative services. Any service fees received by the distributor and not allocated to authorized firms may be retained by the distributor in consideration of its own role in servicing shareholder accounts.

        Authorized Firms that have sold Five Arrows Service shares are eligible for further compensation commencing as of the time of such sale. It is the Distributor's current policy to pay a trailer commission to Authorized Firms in an amount equal to .10% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients. This trailer commission arrangement may be terminated or revised by the Distributor at any time. Any distribution fee received by the Distributor and not allocated to Authorized Firms may be applied by the Distributor in connection with sales or marketing efforts (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors) or retained by the Distributor in consideration of its own role in marketing Five Arrows Service Shares.

        Holders of Five Arrows Service shares of a Fund will bear all fees paid under the 12b-1 Plan with respect to such shares as well as any other expenses which are directly attributable to such shares.

        Authorized Firms may charge other fees to their clients who are the beneficial owners of Five Arrows Service shares in connection with their client accounts. These fees would be in addition to any amounts received by the Authorized Firms would be for services other than those provided under such an Agreement. Under the terms of such Service Agreements, Authorized Firms are required to provide their clients with a schedule of fees charged to such clients which relate to the investment of customers' assets in Five Arrows Service shares at the time of any investment and whenever changes to the schedule are made.

        Each Fund will accrue payments made pursuant to the 12b-1 Plan daily. The 12b-1 payments which are required to be accrued to the Five Arrows Service shares on any day will not exceed the distributable income to be accrued to such shares on that day. All inquiries by a beneficial owner of Five Arrows Service shares must be directed to such owner's Authorized Firm.


                    HOW TO REDEEM FIVE ARROWS SERVICE SHARES


        Five Arrows Service shareholders will redeem their shares according to the procedures established, if any, by the Authorized Firm through which they purchased those shares. Thereafter, the relevant Authorized Firm may request redemption of a Fund's shares at any time in any amount during Trust Hours of Operation by contacting the Transfer Agent. Subject to the right of a Fund to make redemptions in kind under certain circumstances, all redemption requests are treated as requests for redemption in the normal course in the Fund's Designated Currency.




        Redemptions of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set out below, and only when the wire system designated for use in transmitting money from the relevant Fund permits the timely transmission of redemption proceeds. Additionally, as for purchases of shares, the Trust reserves the right to advance the times at which purchase and redemption orders must be received. As noted above, Five Arrows Service shareholders must transmit redemption requests through their respective Authorized Firm.

        o Redemption requests for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day if such Trust Business Day is not a New York Banking Day).

        o Redemption requests for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle that same day (or the next Toronto Banking
                Day if such Trust Business Day is not a Toronto Banking Day).

        o Redemption requests for shares of the Pound Sterling Fund received prior to 5 p.m. U.S. Eastern Time on a Trust Business Day will settle on the following London Banking Day.

        o Redemption requests for shares of the Deutschemark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day, provided, however, that if such a Trust Business Day is not a Frankfurt Banking Day, the redemption request will settle on the second following Frankfurt Banking Day.


        If a redemption request is not received by the Trust prior to the applicable time listed above, such request shall be deemed to have been received on the next following Trust Business Day. Authorized Firms as agents for their customers and not as agents for the Trust. It is the responsibility of Service Organizations to transmit orders for redemptions by their customers promptly to the Trust. Shareholders shall be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to settle.


        If the Investment Adviser believes that market conditions exist which preclude the Trust from making prompt payment in a Fund's Designated Currency, the Trust can elect to take up to seven days to pay redemption proceeds or to pay redemption proceeds wholly or partly in readily marketable portfolio securities. The Trust is obligated to effect a redemption in currency without regard to market conditions if requested by a shareholder redeeming $250,000 or less (or in the applicable Designated Currency equivalent thereof) or 1% or less of a Fund's net assets, whichever is less, during any 90-day period.


        Except as provided below, all redemptions in currency will be made by wire transfer on the settlement day in the Designated Currency of the Fund whose shares are being redeemed through a recognized electronic funds transfer system which handles such Designated Currency. A charge of $20 (or the equivalent in the relevant Fund's Designated Currency) against the shareholder's account will be imposed for each wire redemption. Banks receiving redemption proceeds by wire may also impose a charge for doing so.

        If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Fund, redemption proceeds will be paid by check mailed to the shareholder. Redemption proceeds will be directed to the shareholder's account at his Authorized Firm.



        When redemption proceeds are paid in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to currency. For further information concerning redemptions in portfolio securities, shareholders should telephone the Administrator. Redemption in portfolio securities will be made by delivery to the shareholder, or to another party at the shareholder's direction, of portfolio securities (together with a cash payment in the Fund's Designated Currency equal to the value and in lieu of any fractional securities required to be delivered) with a value determined at the time the redemption is made to equal the aggregate net asset value of the Fund shares being redeemed next determined following receipt of the redemption request.

        To the extent permitted by applicable law, the right of redemption with respect to a Fund may be suspended or the date of payment postponed for more than seven days when trading in the markets in which the Fund's securities are traded is restricted or for a period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its assets. In addition, the right of redemption may be suspended or the date of payment postponed for such other periods as the SEC by order may permit to protect the Trust's shareholders.



        The Trust reserves the right to redeem a shareholder's account at the Trust's option, upon not less than 60 days' written notice to the shareholder, if for a period of six months or more the account does not have in any Fund shares with a net asset value equal to or greater than the Fund's Initial Investment Minimum. During the 60-day period, a shareholder may avoid automatic redemption by investing in any Fund an amount sufficient to increase the net asset value of the account's shares of the Fund to the Fund's Initial Investment Minimum.

        Again, you should note that neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable, as described above.


                               HOW TO CHANGE FUNDS


        A shareholder may change shares of one Fund into shares of another Fund by redeeming shares of one Fund, converting the redemption proceeds into the Designated Currency of another Fund and purchasing the shares of the other Fund with the proceeds of the currency conversion. All purchase and redemption orders for Five Arrows Service shares must be made through a shareholder's Authorized Firm. During the period between the net asset value determination applicable to the shares being redeemed in one Fund and the purchase of shares in another Fund, the shareholder will not be the owner of, or be eligible to receive dividends with respect to, either the shares which have been redeemed or the shares being acquired.

        The length of time for completion of a Fund change will vary depending on the Funds involved and the time during Trust Hours of Operation when the Fund change is initiated. In general, the length of time for completion of a Fund change will depend upon each of the time required to obtain payment of redemption proceeds from the Fund whose shares are being redeemed and the time required to effect any foreign exchange transaction which may be necessary for the shareholder to obtain the currency of the Fund whose shares are being acquired. The arrangements involved in effecting foreign exchange transactions will depend, in part, on a shareholder's credit and operating relationships with the foreign currency exchange dealer the shareholder uses and may shorten the length of time required for completion of a Fund change.

        The Trust does not provide currency exchange services, either directly or through its agents, and the selection of a foreign exchange dealer in connection with a change of Funds is within the shareholder's sole discretion. The Trust has been advised that The Chase Manhattan Bank's foreign exchange department is available, at its customary currency conversion rates and fees and subject to its customary credit and other requirements, to provide foreign exchange services to shareholders changing Funds. Shareholders should contact their Authorized Firm for further information.

        Fund changes may result in recognition of a taxable gain or loss. See "Taxation."


                                    TAXATION

        The following discussion is only a summary of certain tax issues that may be of interest to shareholders. All shareholders are urged to consult their tax advisers for further information concerning the tax consequences of investing in the Trust.

Taxation of the Trust

        Under Subchapter M of the Internal Revenue Code, each Fund of the Trust is to be treated as a separate corporation for U.S. Federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Internal Revenue Code by complying with certain requirements of the Internal Revenue Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. Federal income taxes on the net investment income and capital gain distributed to shareholders in accordance with the applicable provisions of the Internal Revenue Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. Federal income taxes.


         Under current law, the Trust does not anticipate that interest derived by the Funds from sources outside the United States will be subject to non-U.S. withholding taxes. To the extent any such withholding tax does arise, it may be possible to reduce or eliminate it under the terms of applicable United States income tax treaties. If it is subject to any such withholding tax, the Trust intends to undertake the procedural steps required to claim the benefits of such treaties. If any non-U.S. taxes are paid by a Fund and, as is expected, more than 50% in value of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. banks or corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders with the consequences described under "U.S. Federal Income Taxation of U.S. Shareholders" below.


        Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. Federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. Federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e., currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected Fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. Federal income tax purposes. In reliance upon a ruling from the Internal Revenue Service, the Trust calculates the income of each Fund without recognizing currency gain or loss.

U.S. Federal Income Taxation of U.S. Shareholders

        Dividends paid by each Fund out of its net investment income and net realized short-term capital gain, if any, are taxable to the U.S. shareholders of the Fund (i.e., a United States corporation or an individual who is a citizen or resident of the United States) as ordinary income. Dividends to corporate shareholders will not be eligible for the dividends-received deduction. To the extent that the Trust elects to declare certain dividends in October, November or December and to distribute them to the shareholders the following January, the dividends would be included in the income of the shareholders as if received in December.

        A shareholder of a Fund, other than the U.S. Dollar Fund, will recognize gain or loss on a sale or redemption of shares (or on a change of shares into shares in another Fund) in respect of any appreciation or depreciation in the U.S. dollar-value of the shares from the time the shares are acquired to the time of disposition. In general, that gain or loss will be capital gain or loss. In addition, as discussed above, it may eventually be determined that each Fund, other than the U.S. Dollar Fund, is required to recognize currency gain or loss. Recognition by a Fund of currency gain in excess of currency loss in any given year would result in the shareholders of that Fund recognizing ordinary dividend income in addition to the daily dividends that are attributable to the Fund's interest income. Any such additional dividends would increase a shareholder's basis in the shares and would affect the shareholder's calculation of capital gain or loss on disposition of the shares.

        The Trust is required by U.S. Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless the shareholder certifies on its Application Agreement that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for prior under-reporting to the Internal Revenue Service.

        Each Fund, other than the U.S. Dollar Fund, may be able to elect to pass-through to its shareholders non- U.S. taxes paid by the Portfolio but does not currently anticipate doing so. Shareholders of each Fund that so elects will be required to include in income (in addition to any dividends the shareholders receive) their proportionate shares of the amount of non-U.S. taxes paid by the Portfolio and will be entitled to claim either a credit or a deduction for their shares of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which a Fund makes such an election regarding the amount and nature of non-U.S. taxes to be included in their income. Dividends from a Fund will be considered to be from U.S. sources if an election to pass-through non-U.S. taxes is not made. If such an election is made, dividends from those Funds will be considered to be from non-U.S. sources for purposes of computing the limitation of the Federal foreign tax credit.

        Reports containing appropriate information with respect to the U.S. Federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each year.

U.S. Federal Income Taxation of Non-U.S. Shareholders

        Non-U.S. shareholders who are not engaged in a U.S. trade or business or whose distributions from a Fund are not effectively connected with the conduct of such a trade or business will be generally subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on dividends of net investment income received from the Trust (including for this purpose any dividends deemed resulting from a Fund's election to treat non-U.S. taxes paid by it as paid by its shareholders and, if the Funds are required to recognize currency gain or loss, any dividends that a Fund, other than the U.S. Dollar Fund, declares as a consequence of recognizing currency gain in excess of currency loss for a particular year). Any gains realized from the redemption, sale or exchange of shares will generally not be subject to U.S. tax for those non-U.S. shareholders. In the case of individual shareholders who fail to furnish the Trust with certain required certifications regarding their foreign status, the Trust may be required to impose backup withholding of U.S.
tax at the rate of 31% on the proceeds of redemptions and exchanges.

        If the dividends received from a Fund or gains realized upon the redemption, exchange or other taxable disposition of Fund shares are effectively connected with a U.S. trade or business of the shareholder, then all such dividends and gains will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. shareholders, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non-U.S. corporate shareholders may also be subject to the U.S. branch profits tax in respect of those dividends and gains.

        Non-U.S. shareholders are advised to consult their tax advisers for further information concerning the U.S. Federal and foreign tax consequences of investing in the Trust.


                           DIVIDENDS AND DISTRIBUTIONS

        Dividends for each Fund are derived from the net investment of its corresponding Portfolio, which flows from the interest that such Portfolio earns on the money market and other instruments it holds. Dividends on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

        Dividends will be declared daily and paid monthly with respect to shares of each Fund. Generally, investors will receive dividends on shares from (and including) the day upon which their purchase is effective to (but not including) the day upon which their redemption is effective. See "How to Buy Five Arrows Service Shares" and "How to Redeem Five Arrows Service Shares."

        Dividends from each Fund are automatically reinvested in additional shares of that Fund at net asset value.


                                   PERFORMANCE

U.S. Dollar Fund

        From time to time, the Trust may publish the "yield" and "effective yield" for the U.S. Dollar Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance.

        The U.S. Dollar Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its Fund of investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of that period.

        The "effective yield" is calculated in a similar manner, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

All Other Funds

        From time to time, the Trust may publish the "current yield" and "total return" for the Pound Sterling, Deutschemark and Canadian Dollar Funds. Both calculations are based upon historical earnings and are not intended to indicate future performances.

        Current yield refers to a Fund's annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result of the first six months, provides an "annualized" yield for an entire one-year period. Calculations of current yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management."

        Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.

        To the extent consistent with applicable law, the Trust may also publish other measures of the historical investment performance of the Pound Sterling, Deutschemark and Canadian Dollar Funds, including 7-day yield information, calculated in the manner described above with respect to the U.S. Dollar Fund.

        Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's, Morningstar, Inc. and other industry publications.


                               GENERAL INFORMATION

Organization

        The Trust was organized as a Delaware business trust on August 13, 1996. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $.0001 per share. The Board of Trustees may, without shareholder approval, divide the authorized stock into an unlimited number of separate series, and the costs of doing so will be borne by the Trust. Currently, the Board of Trustees has authorized four Funds.


        Shares issued by the Funds have no preemptive, conversion or subscription rights. Shareholders of a Fund have equal and exclusive rights to dividends and distributions declared by that Fund and to the net assets of that Fund upon liquidation or dissolution, except such differences as are attributable to differential class expenses. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. All shares when issued in accordance with the terms of this Prospectus will be fully paid and nonassessable.

        The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.


        If less than two-thirds of the Trustees holding office have been elected by shareholders, a special meeting of shareholders of the Trust will be called to elect Trustees. Under the Trust's Master Trust Agreement and the 1940 Act, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) Trust Business Days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.


        The Portfolios, in which all the Investable Assets of the Funds are invested, are series of the Portfolio Trust, which is an open-end management investment company. The Portfolio Trust's Master Trust Agreement provides that the Portfolio Trust may establish and designate separate series of the Portfolio Trust. The Portfolio Trust has established four series and may establish additional series at any time. The Portfolio Trust's Master Trust Agreement also provides that the Funds and other entities investing in the Portfolios (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolios in which they invest. However, the risk of the Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolios themselves were unable to meet their obligations. Accordingly, the Trustees of the Trust, believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios. No series of the Portfolio Trust has any preference over any other series.


        Investors in other series of the Portfolio Trust will not be involved in any vote involving only Portfolios in which they do not invest. Investors of all of the series of the Portfolio Trust will, however, vote together to elect Trustees of the Portfolio Trust and for certain other matters affecting the Portfolio Trust. As provided by the 1940 Act, under certain circumstances, the shareholders of one or more series could control the outcome of these votes.



        No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Trust's official sales literature in connection with the offer of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer of any Fund's shares in any state in which, or to any person to whom, such offering may not lawfully be made.

                    Five Arrows World Cash Management Fund
                       Statement of Additional Information

                               _____________, 1996



        Five Arrows World Cash Management Fund (the "Trust") is an open-end management investment company designed to offer four separate Funds (the "Funds"): the U.S. Dollar Fund, which is diversified, and the Pound Sterling Fund, the Deutschemark Fund, and the Canadian Dollar Fund, which are not diversified. Each Fund is described in the Trust's Prospectus dated ________, 1996. This Statement of Additional Information supplements and should be read in conjunction with the Prospectus as it may be revised from time to time. To obtain a copy of the Prospectus, please write to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call Five Arrows Fund Distributors Inc. (the "Distributor"), at 1-800-499-3603.


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                TABLE OF CONTENTS

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS............................1

MONEY MARKET INSTRUMENTS...................................................2
         U.S. Dollar Portfolio.............................................2

ADDITIONAL INFORMATION CONCERNING
         CERTAIN INVESTMENT TECHNIQUES FOR ALL PORTFOLIOS..................5

MANAGEMENT OF THE TRUST AND PORTFOLIO TRUST................................9

COMPENSATION OF TRUSTEES AND OFFICERS.....................................10


INVESTMENT ADVISORY, DISTRIBUTION,
         AND ADMINISTRATION AGREEMENTS
         AND 12b-1 PLANS..................................................11


REDEMPTION OF SHARES......................................................14

CALCULATION OF NET ASSET VALUE............................................14

PERFORMANCE INFORMATION...................................................15

PORTFOLIO TRANSACTIONS....................................................18

INFORMATION ABOUT THE TRUST AND
         PORTFOLIO TRUST..................................................18

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING
         AGENT, COUNSEL AND INDEPENDENT AUDITORS..........................20

ADDITIONAL INFORMATION....................................................20

INFORMATION ABOUT SECURITIES RATINGS
         OF NATIONALLY RECOGNIZED STATISTICAL RATING
         ORGANIZATIONS ("NRSROs").........................................21


Financial Statements
Report of Independent Auditors

                 ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

         As described in the Prospectus, each Fund seeks to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives and restrictions as that Fund.

         The Trust's Prospectus describes the investment objectives of the Funds and the Portfolios and summarizes the investment policies they will follow. Since the investment characteristics of the Funds will correspond directly with those of the Portfolios, the following is a discussion of the various investment policies and restrictions of the Portfolios and should be read in conjunction with the sections in the Trust's Prospectus entitled "Description of the Trust and Portfolio Trust," "Investment Objectives" and "Investment Policies and Restrictions."

         All of the Portfolios' fundamental investment restrictions are set forth below. These fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Portfolios outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less. Under these restrictions, it is the policy of each Portfolio:

        (1) not to invest in a security if the transaction would result in the Portfolio owning more than 10% of any class of voting securities of an issuer;

        (2) not to issue senior securities, except that the Portfolio may borrow money in accordance with Restriction 10 below;

        (3) not to underwrite or participate in the marketing of securities of other issuers;

        (4)     not to purchase or sell real estate in fee simple;

        (5)     not to invest in commodities or commodity contracts;

        (6) not to make loans except that the Portfolio may purchase bonds, debentures, notes and similar debt obligations, including money market instruments, directly from the issuer thereof or in the open market and may engage in repurchase transactions;

        (7)     not to conduct arbitrage transactions;

        (8) not to invest in interests in oil, gas or other mineral exploration or development programs (provided that the Portfolio may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

        (9) not to make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined in the Prospectus) and further provided that in the event that the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") are revised so as to permit one or more of the Portfolios to invest more than 25% of its total assets in government obligations of the country that issues the relevant Fund's Designated Currency, then each such Portfolio will under normal market conditions invest more than 25% of its total assets in such obligations;

        (10) not to borrow money except in connection with redemptions or for temporary and emergency purposes and then not in an amount in excess of 20% of the value of its net assets, provided that additional investments will be suspended during any period when borrowings exceed 5% of the Portfolio's total assets; and

        (11) not to purchase securities on margin, make a short sale of any securities or purchase or deal in puts, calls, straddles or spreads with respect to any security, except that the Portfolio may acquire puts in connection with enhancing the liquidity of its securities.

         The following investment restrictions may be changed by vote of a majority of the Trustees of the Portfolio Trust. Under these restrictions, it is the policy of each Portfolio:

        (1) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings;

        (2) not to purchase a security issued by another investment company if, immediately after such purchase, the Portfolio would own, in the aggregate, (i) more than 3% of the total outstanding voting stock of such other investment company; (ii) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Portfolio's total assets; or
                (iii) securities issued by such other investment company and all other investment companies (other than treasury stock of the Portfolio) having an aggregate value in excess of 10% of the value of the Portfolio's total assets; provided, however, that the Portfolio may purchase investment company securities without limit for the purpose of completing a merger, consolidation or other acquisition of assets;

        (3) not to invest in companies for the purpose of exercising control over their management;


        (4) not invest more than 5% of the value of its total assets in any issuer (other than repurchase agreements and securities issued by a sovereign government, its agencies or instrumentalities);


        (5) not to invest more than 25% of its total assets in securities issued by a sovereign government, its agencies or instrumentalities (other than the U.S. federal government), provided that securities held solely as collateral for outstanding repurchase agreements shall be excluded for purposes of computing compliance with this restriction; and

        (6) not to invest more than 25% of its total assets in repurchase agreements with any one counterparty.


                            MONEY MARKET INSTRUMENTS

         U.S. Dollar Portfolio
         ---------------------

         The following describes further the money market instruments in which the U.S. Dollar Portfolio will invest and is provided as a supplement to the discussion appearing in the Prospectus.

Short-Term Corporate Debt Instruments

         Short-term corporate debt instruments include commercial paper (i.e., short-term, unsecured promissory notes) issued by corporations (including bank holding companies) to finance short-term credit needs. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

         Short-term corporate debt instruments also include master demand notes. Master demand notes are obligations of companies that permit an investor to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the investor, as lender, and the companies, as borrowers. The U.S. Dollar Portfolio will have the right, at any time, to increase the amount lent up to the full amount provided by a note. Because the U.S. Dollar Portfolio may also decrease the amount lent at any time, such instruments are highly liquid and in effect have a maturity of one business day. The borrower will have the right, at any time, to prepay up to the full amount of the amount borrowed without penalty. Because the notes are direct lending obligations between the U.S. Dollar Portfolio and the borrowers, they are generally not traded and there is no secondary market. Consequently, the U.S. Dollar Portfolio's ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the U.S. Dollar Portfolio's demand. The U.S. Dollar Portfolio will invest only in notes that either have the ratings described below for commercial paper or (because notes are not typically rated by credit rating agencies) unrated notes that are issued by companies having the ratings described below for issuers of commercial paper. The Fund does not expect that the notes will be backed by bank letters of credit. The Investment Adviser will monitor the value of the U.S. Dollar Portfolio's investments in commercial paper and master demand notes, taking into account such factors as the issuer's earning power, cash flow and other liquidity ratios.

         Commercial paper investments at the time of purchase will be rated in the highest rating category by an NRSRO, such as A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding debt issue rated at least AA by S&P or Aa by Moody's or equivalent or determined to be of comparable quality. See "Information about Securities Ratings of NRSROs" below for further information.

         Under certain limited circumstances, the U.S. Dollar Portfolio may invest in nonconvertible corporate debt securities (e.g., bonds and debentures which may be issued by U.S. or non-U.S. corporations) with no more than thirteen months remaining either to the date of maturity or the date on which, under the indenture governing the security, it may be sold back to the issuer thereof for payment of principal and accrued interest. Corporate debt securities with a remaining maturity of thirteen months or less are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Such securities also tend to have considerably less market value fluctuation than longer term issues.

         Corporate debt and other securities in which the U.S. Dollar Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term "Eligible Securities" is limited to:

        (i) securities with remaining maturities of 13 months or less that are rated (or have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any securities within that class, that are comparable in priority and security with the relevant security) by the requisite number (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) of NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing), or

        (ii) securities that at the time of issuance were long-term securities (i.e., that had remaining maturities greater than 397 calendar days) but that now have remaining maturities of 397 calendar days or less and which were issued by an issuer that has received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is comparable in priority and security with the relevant security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing), or

        (iii) securities which are "unrated" (as defined in Rule 2a-7) but determined to be of comparable quality to the foregoing by the Portfolio Trust's Board of Trustees or the Investment Adviser under their supervision (provided that a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days less and that is an "unrated" security is not an "Eligible Security" if the security has a long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing)).

         As indicated in the Prospectus, the U.S. Dollar Portfolio will further limit its investments to Eligible Securities that are government securities and "first tier" Eligible Securities as defined in Rule 2a-7 under the 1940 Act.

Bank Money Investments


Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nontransferable deposits made for a fixed period of time at a stated interest rate. The U.S. Dollar Portfolio will not invest in any bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a "foreign bank", as defined under Rule 3a-6 of the 1940 Act, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $100 million or the equivalent in the relevant Fund's Designated Currency (a "Qualifying Bank").


        U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect to obtain FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

U.S. Government Securities

         U.S. Government securities consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities

         Government agency securities consist of fixed income securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies and instrumentalities include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the U.S., Federal Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the Central Bank for Cooperatives, Federal Home Loan Banks, Federal Farm Credit Banks, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and the U.S. Postal Service. The U.S. Dollar Portfolio will purchase such securities only so long as they are backed by any of (i) the full faith and credit of the U.S. Treasury (e.g., U.S. Treasury bills, bonds and notes and GNMA participation certificates), (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration), (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association) or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan Bank).

Custodial Receipts

         The U.S. Portfolio may acquire, subject to the limitations described herein, custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" (CATS"), and may not be treated as U.S. Government securities.


                        ADDITIONAL INFORMATION CONCERNING
                CERTAIN INVESTMENT TECHNIQUES FOR ALL PORTFOLIOS

         Each Portfolio may invest in the securities or utilize the investment techniques listed in this section:

Repurchase Agreements

         A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the Custodian for such Portfolio until they are repurchased. The Trustees of the Portfolio Trust will monitor the standards which the Investment Adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with any of the Portfolios.

         The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, such Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by such Portfolio are collateral for a loan by such Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. While the Trustees of the Portfolio Trust acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

Illiquid Securities

         No Portfolio may invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise "illiquid". The Investment Adviser will monitor the amount of illiquid securities in each Portfolio's portfolio, to ensure compliance with such Portfolio's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests within seven days. The Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         All of the Portfolios may buy or sell restricted securities in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees of the Portfolio Trust. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the relevant Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, disinterested in purchasing such securities. Also, the relevant Portfolio may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

Concentration in Obligations of Qualifying Banks

         Under normal market conditions, more than 25% of the total assets of each Portfolio may be invested in obligations of Qualifying Banks as set forth in the Prospectus.

        Obligations of non-U.S. branches of U.S. banks and of non-U.S. banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic U.S. banks or U.S. branches of non-U.S. banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Non-U.S. branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a non-U.S. branch of a U.S. bank or about a non-U.S. bank than about a U.S. bank.

Investing in Non-U.S. Securities

        Each of the Portfolios may invest in non-U.S. securities. Non-U.S. securities markets generally are not as developed or as efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of prices can be greater than in the United States. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

         The value of securities purchased with and payable in one Designated Currency will be affected favorably or unfavorably relative to other currencies by changes in currency exchange rates and exchange control regulations. Furthermore, some of the securities may be subject to foreign transaction taxes which could have the effect of increasing the cost of such investments and which would reduce the realized gain or increase the realized loss on such securities at the time of sale. Transaction costs and custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. Interest payments from certain foreign securities may be subject to foreign withholding taxes on interest income payable on the securities.

        U.S. Government policies have in the past, through taxation and other restrictions, discouraged certain investments abroad by U.S. investors. While no material restrictions of that type are currently in effect, they could be reinstituted. In an extreme case, restrictions of that type could require the liquidation of a Portfolio (other than the U.S. Dollar Portfolio).

Floating Rate and Variable Rate Demand Notes

         Each Portfolio may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Investing in Supranational Organizations

         The supranational organizations in which each Portfolio may invest include, without limitation, the organizations listed below:

         The International Bank for Reconstruction and Development (the "World Bank"), which was established in 1945, is an international institution having as members a large portion of the world's sovereign governments. The principal purposes of the World Bank are: (i) to assist in the reconstruction and development of its member countries by facilitating the investment of capital for productive purposes, thereby promoting the long-range growth of international trade and the improvement of standards of living; (ii) to promote private foreign investment by guarantees of and participation in loans and other investments made by private investors; and (iii) when private capital is not available on reasonable terms, to make loans for productive purposes out of its own resources or funds borrowed by it.

         The Inter-American Development Bank, which became effective in 1959, has a membership comprised primarily of sovereign governments located in the western hemisphere as well as a number of countries from outside that region. The principal purposes of the Bank are: (i) to promote the investment of public and private capital for development purposes in the Americas; (ii) to utilize its own capital, funds raised by it in financial markets, and other available resources, for financing development of member countries, giving priority to those loans and guarantees that will contribute most effectively to their economic growth; (iii) to encourage private investment in projects, enterprises, and activities contributing to economic development and to supplement private investment when private capital is not available on reasonable terms and conditions; (iv) to cooperate with member countries to orient their development policies toward a better utilization of their resources, in a manner consistent with objectives of making their economics more complimentary, and of fostering orderly growth of their foreign trade; and (v) to provide technical assistance for preparation, financing and implementation of development plans and projects, including the study of priorities and the formulation of specific project proposals.

         The Asian Development Bank was established in 1965 and has a membership comprised primarily of sovereign governments located in Asia, as well as a number of nations outside the region. The purposes of the Bank are: (i) to encourage regional economic cooperation in the Asian and Pacific region and (ii) to encourage economic growth of its developing members by lending funds, promoting investment and providing technical assistance with special regard to the needs of smaller or less developed countries.

         The European Bank for Reconstruction and Development was established in 1991 and has a membership comprised primarily of sovereign governments, the European Union and the European Investment Bank. The purpose of the Bank is to provide project specific direct financing to foster the economic and democratic transition process and to promote private and entrepreneurial initiatives in those countries through the provision of loans, equity investments, guarantees and technical cooperation.

                   MANAGEMENT OF THE TRUST AND PORTFOLIO TRUST

         The Trustees and executive officers of the Trust are listed below. The Trustees of the Portfolio Trust are identical to the Trustees of the Trust. The officers of the Portfolio Trust hold the same offices with the Portfolio Trust as with the Trust. All executive officers of the Trust and the Portfolio Trust are affiliated persons of Rothschild International Asset Management Limited, (the "Investment Adviser").

         The Trustees and executive officers of the Trust and Portfolio Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or Portfolio Trust is indicated by an asterisk.


Certain officers and members of the Board of Trustees of the Trust and the Portfolio Trust are not residents of the United States. Virtually all or a substantial portion of the assets of such persons are located outside of the United States. It may not be possible for shareholders to effect service of process within the United States upon such persons or to enforce in courts inside or outside the United States judgements obtained against such persons in courts in jurisdictions outside the United States, in each case, in any action, including actions predicated upon the civil liability provisions of the United States securities laws. In addition, it may be difficult for shareholders to enforce, in original actions brought in courts in jurisdictions outside the United States, liabilities predicated solely upon the United States securities laws.



                                                    PRINCIPAL
                                                    OCCUPATION
NAME, ADDRESS AND            POSITION HELD          DURING PAST
DATE OF BIRTH                WITH TRUST             5 YEARS
-------------                ----------             -------
Peter B. Collacott*          President and Trustee  Managing Director,
Five Arrows House                                   Rothschild, Asset
St. Swithin's Lane                                  Management Limited;
London EC4N 8NR U.K.                                Director, International
Born June 19, 1944                                  Biotechnology Trust.

Paul R. Freeman*             Senior Vice President  Director, Rothschild Asset
Five Arrows House            and Trustee            Management Limited
St. Swithin's Lane                                  (July 1994 to date);
London EC4N 8NR U.K.                                Product Development
Born September 30, 1955                             Director,
                                                    Henderson Touche
                                                    Remnant Unit Trust
                                                    Management Limited
                                                    (Oct. 1993 - July 1994);
                                                    Prior to October 1993,
                                                    Company Secretary and
                                                    Head of Product
                                                    Development for GT
                                                    Management PLC
                                                    (Dec. 1988 - Oct. 1993).

Alan T. Jeffers              Trustee                Private Investor;
51 Clearwater Cove                                  Consultant
Old Dunleary Road                                   to Rothschild Asset
Dun Laoghaire,                                      Management Limited from
County Dublin, Ireland                              1986 to September 1996;
Born August 17, 1938                                Chairman, Dipcot Holdings
                                                    Ltd.; Chairman, Danfay Ltd.;
                                                    Director, Hibernian Group
                                                    Plc; Founder and Director,
                                                    Banking Automation Ltd.;
                                                    Chairman, Provita Europe
                                                    Ltd.; Chairman, Biotrin
                                                    Holdings Ltd.; Chairman,
                                                    Capteur Sensors & Analysers
                                                    Limited.




Bryan J. Walsh               Trustee                President and Managing
11 Lower Tuckahoe Road West                         Director of Salisbury
Richmond, Virginia                                  Research 1991-date.
23233-6129 U.S.A.
Born November 6, 1944

Roger M. Kubarych            Trustee                General Manager - Henry
65 East 55th Street                                 Kaufman & Company Inc.
New York, NY  10022                                 overseeing the firm's
Born ______________                                 international money
                                                    management activities and
                                                    financial and economic
                                                    consulting services.

                       FIVE ARROWS WORLD CASH MANAGEMENT

BISYS Representatives:
----------------------
Tony Mercure                  Vice President           Director of Client Services,
BISYS Fund Services, Inc.                              BISYS Fund Services, Inc.
3435 Stelzer Road                                      and has served in a variety
Columbus, OH 43219                                     of positions within
                                                       BISYS Fund Services, Inc.
                                                       since 1991.

Adrian Waters                 Vice President           Managing Director,
BISYS Fund Services                                    BISYS Fund Services (Ireland) LTD.,
  (Ireland) Limited.                                   May 1993 to present;
Floor 2, Block 2                                       Manager, Price Waterhouse,
The Harcourt Centre                                    1989 - May 1993.
Dublin 2 Ireland

Mary Gamble                   Vice President           Associate Director,
BISYS Fund Services, Inc.                              BISYS Fund Services, Inc.,
First and Market Building,                             March 1995 to present;
  Suite 300                                            Assistant Vice President,
100 First Avenue                                       Concord Financial Group,
Pittsburgh, PA 15222                                   July 1987 to March 1995.

Chuck Booth                   Vice President           Vice President, BISYS Fund Services, Inc.
BISYS Fund Services, Inc.                              and has served in a
3435 Stelzer Road                                      variety of positions within
Columbus, OH 43219                                     BISYS Fund Services, Inc.
                                                       since 1991.

Bill Tomko                    Treasurer                Senior Vice President,
BISYS Fund Services, Inc.                              BISYS Fund Services, Inc.
3435 Stelzer Road                                      and has served in a
Columbus, OH 43219                                     variety of positions within
                                                       BISYS Fund Services, Inc.
                                                       since 1991.

Alaina Metz                   Assistant Secretary      Chief Administrator,
BISYS Fund Services, Inc.                              Administrative and Regulatory Services,
3435 Stelzer Road                                      BISYS Fund Services, Inc.
Columbus, OH 43219                                     June 1995 to present; Supervisor,
                                                       Mutual Fund Legal Department,
                                                       Alliance Capital Management,
                                                       May 1989 to June 1995.

Catherine Brady               Assistant Treasurer      Accounting Services Manager,
BISYS Fund Services                                    BISYS Fund Services (Ireland) LTD.;
  (Ireland) Limited                                    March 1994 to present;
Floor 2, Block 2                                       Supervisor, Price Waterhouse,
The Harcourt Centre                                    1990 to March 1994.
Dublin 2 Ireland

Louise Egan                   Assistant Secretary      Shareholder Servicing Manager,
BISYS Fund Services                                    BISYS Fund Services (Ireland) LTD.;
  (Ireland) Limited                                    February 1994 to present;
Floor 2, Block 2                                       Financial Controller,
The Harcourt Centre                                    ITI Services Limited,
Dublin 2 Ireland                                       1990 to February 1994.



                      COMPENSATION OF TRUSTEES AND OFFICERS

         Each of the Trust and the Portfolio Trust pays no compensation to the Trustees of the Trust or Portfolio Trust affiliated with the Administrator, the Distributor or the Investment Adviser, respectively, or the Trust's and Portfolio Trust's officers.


         The following sets forth an estimate of the compensation to be paid to the Trust's Trustees for the period ending December 31, 1997.



--------------------------------------------------------------------------------




                       Aggregate           Aggregate            Aggregate           Aggregate           Total
                     Compensation        Compensation          Compensation       Compensation       Compensation
Name of                from U.S.          from Pound        from Deutschemark     from Canadian        from Fund
 Trustee           Dollar Portfolio   Sterling Portfolio         Portfolio       Dollar Portfolio    Complex (a)(b)
 -------           ----------------   ------------------         ---------       ----------------    --------------

Bryan J. Walsh          $12,000             $12,000               $3,000             $3,000            $30,000

Roger M. Kubarych       $10,000             $10,000               $2,500             $2,500            $25,000

Alan T. Jeffers         $10,000             $10,000               $2,500             $2,500            $25,000

Peter B. Collacott      $     0             $     0               $    0             $    0            $     0

Paul R. Freeman         $     0             $     0               $    0             $    0            $     0
--------------------------------------------------------------------------------



(a) Currently the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund and the Canadian Dollar Fund and their corresponding Portfolios are the only funds in the fund complex. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex. The Trustees receive no compensation for their service as Trustees of the Trust.


(b) Trustees fees will be allocated among the Portfolios in proportion to their respective net asset values. The allocation shown reflects an estimate of the relative net asset values of the Portfolios for the period ending December 31, 1997.

         As of the approximate time of this Statement of Additional Information, an affiliated person of the Investment Adviser was the beneficial owner of all or a substantial amount of the outstanding Five Arrows and Five Arrows Service shares of the Funds and may be deemed to be in control of the Funds as control is defined in the 1940 Act. Such owner may acquire additional shares of the Funds. Although sales of the Funds' shares to other investors will reduce its percentage ownership, so long as 25% of a class of shares is so owned, the owner will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders.



                       INVESTMENT ADVISORY, DISTRIBUTION,
                          AND ADMINISTRATION AGREEMENTS
                                AND 12b-1 PLANS


         The following information supplements and should be read in conjunction with the section in the Trust's Prospectus entitled "Management."

Investment Adviser of the Portfolio Trust

         The Investment Adviser serves as the investment adviser to the Portfolio pursuant to a written investment advisory agreement with the Portfolio Trust (the "Master Investment Advisory Agreement"). The Investment Adviser is a British corporation organized in 1975 and is registered under the U.S. Investment Advisers Act of 1940.

         The Investment Adviser is an indirect, wholly-owned subsidiary of Rothschild Continuation Holdings AG, a Swiss corporation. Twenty percent (20%) of the equity of such entity is held by Sun Alliance Group Limited, a British insurance company. The remainder of the equity is held by Rothschild Concordia A.G., a holding company controlled by members of the Rothschild family.

         Certain services provided by the Investment Adviser under the Master Investment Advisory Agreement are described in the Prospectus. These services are provided without reimbursement by the Portfolios for any costs incurred. Under the Master Investment Advisory Agreement, the Investment Adviser is paid a fee based upon a percentage of the Portfolios' average daily net asset value computed as described in the Prospectus. The rate and time at which the fee is paid is described in the Prospectus.

         Pursuant to the Master Investment Advisory Agreement, the Portfolios bear expenses of their operations other than those incurred by the Investment Adviser pursuant to the Master Investment Advisory Agreement. Among other expenses, the Portfolios will pay share pricing expenses; custodian fees and expenses; administration fees; legal and auditing fees and expenses, expenses of investor reports to be provided to existing shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses.


         Unless terminated as provided below, the Master Investment Advisory Agreement continues in full force and effect until October 16, 1998 and for successive periods of one year thereafter, but only so long as each such continuance is approved annually (i) by either the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of each Portfolio, and, in either event (ii) by vote of a majority of the Trustees of the Portfolio Trust who are not parties to the Master Investment Advisory Agreement or "interested persons" (as defined int he 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the Portfolio or by the Investment Adviser, on sixty days' written notice to the other parties. The Master Investment Advisory Agreement terminates in the event of its assignment as defined in the 1940 Act.


         In an attempt to avoid any potential conflict with portfolio transactions for the Portfolios, the Investment Adviser, the Trust and the Portfolio Trust have each adopted extensive restrictions on personal securities trading by personnel of the Investment Adviser and its affiliates. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders, and the Portfolio and its investors, come before those of the Investment Adviser and its employees.

         The Master Investment Advisory Agreement also provides that, with respect to the Portfolio to which it pertains, the Investment Adviser shall not be liable for any mistake of judgment or in any event whatsoever in the performance of its duties to the Portfolio Trust, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of the Investment Adviser's duties or by reason of reckless disregard of its obligations and duties under the Master Investment Advisory Agreement.

         The Master Investment Advisory Agreement provides that the Investment Adviser may render advisory services to others.

         In addition to receiving its advisory fee, the Investment Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Portfolio. In some instances the Investment Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Portfolio Trust an amount equal to all or a portion of the fees received by the Investment Adviser or any affiliate of the Investment Adviser from a Portfolio with respect to the client's assets invested in the Portfolio.

Distributor of the Trust


         Five Arrows Fund Distributors Inc. (the "Distributor"), an affiliate of the Administrator, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the Funds' shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Funds' shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. The Distribution Agreement shall continue in effect with respect to each Fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the relevant Fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the relevant Fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party.


Administrator

         BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219-3035 serves as the administrator to the Funds and the Portfolios (the "Administrator") pursuant to written administration agreements with the Trust on behalf of the Funds and the Portfolio Trust on behalf of the Portfolios. Certain services provided by the Administrator under these administration agreements are described in the Prospectus. For the services provided to the Funds, each Fund pays its pro-rata share of an annual fee to the Administrator, computed daily and payable monthly, of .10% of the Fund's average net assets.

         The administration agreement relating to the Funds provides that if the total expenses of the Funds in any fiscal year exceed the most restrictive expense limitation applicable to the Funds in any state in which shares of the Funds are then qualified for sale, the compensation due the Administrator shall be reduced by the amount of the excess, by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month during the fiscal year, subject to readjustment during the year. Currently, the most restrictive state expense limitation provision limits the Fund's expenses to 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of $100 million.

         The Administrator provides the Portfolio Trust with office space for managing its affairs and with certain clerical services and facilities. The Administrator currently does not receive a fee for these services.


12b-1 Plan

         The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "12b-1 Plan") in accordance with the regulations promulgated under the 1940 Act. The 12b-1 Plan provides that each Fund will make payments to the Distributor equal to 0.50% (on an annual basis) of the average daily value of the net assets of such Fund's Five Arrows Service class of shares (the "12b-1 fee"). The 12b-1 fee has two components: a service fee and a distribution fee. The 12b-1 Plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares. The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to 0.35% (on an annual basis) of the average daily net asset value of the Five Arrows Service shares of any Fund. This waiver shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

        Some or all of the service fees are used to compensate Authorized Firms for providing account administration services to their clients who are beneficial owners of such shares. One or more affiliates of the Investment Adviser and the Administrator may act as Authorized Firms. The Trust will enter into agreements with Authorized Firms which purchase Five Arrows Service shares on behalf of their clients ("Service Agreements"). The Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients.

        The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; performing daily investment ("sweep") functions for shareholders and performing similar account and administrative services. Any service fees received by the Distributor and not allocated to Authorized Firms may be retained by the Distributor in consideration of its own role in servicing shareholder accounts.

        Authorized Firms that have sold Five Arrows Service shares are eligible for further compensation commencing as of the time of such sale. It is the Distributor's current policy to pay a trailer commission to Authorized Firms in an amount equal to .10% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients. This trailer commission arrangement may be terminated or revised by the Distributor at any time. Any distribution fee received by the Distributor and not allocated to Authorized Firms may be applied by the Distributor in connection with sales or marketing efforts (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors) or retained by the Distributor in consideration of its own role in marketing Five Arrows Service shares.

         Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to an Authorized Firm's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Five Arrows Service shares. Authorized Firms, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Five Arrows Service shares. In addition, under some state securities laws, banks and other financial institutions purchasing Five Arrows Service shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or the related Service Agreements, voted to adopt the 12b-1 Plan and Service Agreements at a meeting called for the purpose of voting on such 12b-1 Plan and Service Agreements on October 16, 1996. The 12b-1 Plan and Service Agreements will remain in effect until October 16, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the 12b-1 Plan must also be approved by the Trustees in the manner described above. The 12b-1 Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Five Arrows Service shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Five Arrows Service shares of the affected Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the 12b-1 Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the 12b-1 Plan will benefit the Funds and holders of Five Arrows Service shares of such Funds. In the Trustees' quarterly review of the 12b-1 Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.



                              REDEMPTION OF SHARES

        Detailed information on redemption of shares is included in the Prospectus in the section entitled "How to Redeem Shares."

         The Trust intends to pay in cash in the Designated Currency of the Fund from which shares are redeemed for all Fund shares redeemed, but under certain conditions, the Trust may make payment wholly or partly in portfolio securities from the Portfolio, in conformity to the applicable rule of the SEC. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Trust, on behalf of each of its series, has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which contains a formula for determining the minimum amount of cash which may be paid as part of any redemption, limiting cash payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

         An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolio Trust has advised the Trust that the Portfolio Trust will not redeem in-kind except in circumstances in which the Fund is permitted to redeem in-kind or except in the event the Fund completely withdraws its interest from the Portfolio.

                         CALCULATION OF NET ASSET VALUE


         The net asset value of the Portfolios and of shares of the Funds is determined by the Administrator (as agent for the Funds and the Portfolios). The Funds and the Portfolios will only price their respective shares or interests on Trust Business Days (as such term is defined in the Prospectus).


         It is anticipated that each Portfolio will utilize the amortized cost method of valuation as a reasonable means of approximating the market value of each Portfolio's assets. With respect to the U.S. Dollar Fund, which is a "money market fund," as defined in the 1940 Act, and its corresponding Portfolio, the valuation of the instruments held by the U.S. Dollar Portfolio at amortized costs is permitted in accordance with Rule 2a-7 and certain procedures established by the Trustees of the Trust and the Portfolio thereunder. With respect to all other Funds, which are not money market funds, and their corresponding Portfolios, the valuation of the instruments held by those Portfolios is consistent with a long-standing practice of many U.S. registered investment companies to value "high-quality" debt securities with maturities of 60 days or less at amortized cost.

         The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Portfolios would receive if the instruments were sold. Consequently, changes in the market value of instruments held by the Portfolios during periods of rising or falling interest rates will not be reflected either in the computation of net asset value of the Portfolios or in the daily computation of its net investment income.

         The procedures of the Funds and the Portfolios are designed to facilitate, to the extent reasonably possible, the maintenance of the Funds' price per share, as computed for the purpose of the distribution and redemption of shares, at $1.00 in the case of the U.S. Dollar Fund, at (pound) 1.00 in the case of the Pound Sterling Fund, at DM 1.00 in the case of the Deutschemark Fund and at C$1.00 in the case of the Canadian Dollar Fund (the "Stabilized Prices"). These procedures include review of the Portfolios' holdings by the Trustees of the Portfolio Trust and Trust, at such intervals as they may deem appropriate, to determine whether the Portfolios' net asset values calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that the Trustees of the Portfolio Trust and Trust determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held by the Portfolios prior to maturity (to realize capital gains or losses); the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net investment income of each Fund is declared as a dividend each time such income is determined, the net asset value per share of each Fund remains at its respective Stabilized Price immediately after such determination and dividend declaration. It is expected that each Fund's net investment income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, default by an issuer of a portfolio security, or for any other reason the net investment income of each Portfolio determined at any time is a negative amount, such Portfolio will offset such amount allocable to each then shareholder's account from dividends accrued with respect to such account. If at the time of payment of a dividend (either at the regular dividend payment date, or, in the case of an interest holder who is withdrawing all or substantially all of such shareholder's interest in an account, at the time of redemption), such negative amount exceeds a shareholder's accrued dividends, the relevant Portfolio will reduce the interest by treating the shareholder as having contributed to the capital of that Portfolio that amount of its interest which represents the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the relevant Fund.

         Should the Portfolios incur or anticipate any unusual or unexpected significant expense, loss or depreciation which would affect disproportionately the Funds' net investment income for a particular period, the Trustees of the Portfolio Trust and Trust would at that time consider whether to adhere to its daily dividend policy or to revise it in the light of the then prevailing circumstances. Such expenses, losses or depreciation may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than the purchase price of such shares.


                             PERFORMANCE INFORMATION

         Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described below, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

The U.S. Dollar Fund

         The U.S. Dollar Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders.

         Any current yield quotation of the U.S. Dollar Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent on a specific seven calendar day period and shall be calculated by dividing the net change during the seven day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Trust shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A one day yield quotation is determined by taking one-seventh of the most recent calculated seven day yield.

         Although published yield information is useful to investors in reviewing the U.S. Dollar Fund's performance, investors should be aware that the U.S. Dollar Fund's yield fluctuates from day to day and that a Fund's yield for any given period is not an indication or representation by the Trust of future yields or rates of return on the U.S. Dollar Fund's shares. The yield of the U.S. Dollar Fund is not fixed or guaranteed. Accordingly, the U.S. Dollar Fund's yield information may not necessarily be used to compare its shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, investments in the Trust are not insured or guaranteed, so the U.S. Dollar Fund's yield information may not necessarily be used to compare the U.S. Dollar Fund with investment alternatives which are insured or guaranteed.

All Other Funds

         Each Fund, other than the U.S. Dollar Fund, may provide Total Return and Current Yield quotations, as described below.


         A Fund's "Total Return," as referred to in the Prospectus (see Performance") is calculated as follows: Total Return ("T") is computed by using the value at the end of the period ("V") of a hypothetical initial investment of [Pounds] 1,000, DM 1,000, or C $1,000 (as applicable) ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T)n=EV (the ending redeemable value of initial investment). The following assumptions will be reflected in computations made in accordance with this formula: (1) a deduction of the maximum front-end sales charge, if any, from the initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Trust's Board of Trustees; (3) a complete redemption at the end of any period illustrated, and
(4) deduction of any applicable CDSC.


         Current yield ("YIELD") is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the
SEC:

                              YIELD = 2[(a-b+1)6-1]
                                       cd


         To the extent consistent with applicable law, each Fund may provide quotations of other measures of historical investment performance, including seven day yield information calculated in the manner described above with respect to the U.S. Dollar Fund.

         Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's Corresponding Portfolio's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies. Each Fund and the Distributor may from time to time compare the Funds with the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high-quality securities in major sections of the worldwide bond markets.

        (2) The Shearson Lehman Government Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Aa by Moody's or AA by S&P, or, in the case of bonds not rated by Moody's or S&P, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published and prepared by Lipper Analytical Data Services, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and a GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

         Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Bear Stearns & Co., Inc.; Morgan Stanley; and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barrons's may also be used.

                             PORTFOLIO TRANSACTIONS

         Portfolio securities are ordinarily purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Portfolio for such purchases. Purchases from underwriters of Portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price.

         A Portfolio may not always pay the lowest commission or spread available. Rather, in determining the amount of commission paid in connection with Portfolio transactions, the Investment Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Investment Adviser may also take into account payments made by brokers effecting transactions with or for a Portfolio
(i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to it for which it would be obligated to pay.

         Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Investment Adviser or its affiliates. If, however, a Portfolio and other investment companies or accounts managed by the Investment Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies and accounts managed by the Investment Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No portfolio transactions are executed with the Investment Adviser or any of its affiliates.


                         INFORMATION ABOUT THE TRUST AND
                                 PORTFOLIO TRUST

The Funds and Their Shares


         The Funds are investment series of the Trust, a newly-formed unincorporated business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated October 16, 1996. Under the Master Trust Agreement of the Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.0001 per share, of the Funds. Each share represents an equal proportionate interest in the relevant Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Upon any liquidation of the Funds, shareholders are entitled to share pro rata in the net assets available for distribution.


         All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including any change of investment policy requiring the approval of shareholders.

        Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to the Portfolios, the Trust will hold a meeting of the Funds' shareholders and will cast its vote proportionately as instructed by the Funds' shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolios meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, the Funds would not request a vote of their shareholders with respect to (a) any proposal relating to the Portfolios, which proposal, if made with respect to the Funds, would not require the vote of the shareholders of the Funds, or (b) any proposal with respect to the Portfolios that is identical in all material respects to a proposal that has previously been approved by shareholders of the Funds. Any proposal submitted to holders in the Portfolios, and that is not required to be voted on by shareholders of the Funds, would nonetheless be voted on by the Trustees of the Trust.

         The assets received by the Trust from the issue and sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to that Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund are required to be segregated on the books of account and are to be charged with the expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and the type of expense and the relative size of the Funds.

         Each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund and when issued is fully paid and non-assessable. Under the Trust's Agreement and Declaration of Trust ("Declaration of Trust"), no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no annual shareholders meeting unless otherwise required by the 1940 Act. The initial shareholder elected the initial Board of Trustees on October 16, 1996. Thereafter, the Board will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time, another meeting of shareholders will be called to elect Trustees. Under the Declaration of Trust, any Trustee may be removed by votes of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require the Trustees to call a meeting of shareholders for the purpose of the removal of one or more Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) Trust Business Days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.


         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

The Portfolio and its Investors


         The Portfolios are series of the International Currency Fund (the "Portfolio Trust"), which is a newly-formed business trust and, like the Trust, an open-end management investment company under the 1940 Act. The Portfolio Trust was organized as a Delaware business trust under the laws of the State of Delaware on August 13, 1996.

         Interests in the Portfolios have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth below. The
Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio Trust available for distribution to holders.


         Each holder in a Portfolio is entitled to vote in proportion to its percentage interest in such Portfolio.


                   CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING
                     AGENT, COUNSEL AND INDEPENDENT AUDITORS

         The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245, acts as the Trust's and Portfolio Trust's Custodian. Rules adopted under the 1940 Act permit the Funds and Portfolios to maintain their foreign securities and cash in the custody of certain eligible foreign banks. Sub-custodians holding any foreign securities and cash on behalf of the Funds and Portfolios will be approved by the Board of Trustees of the Trust or Portfolio Trust, as the case may be, in accordance with the regulations of the Securities and Exchange Commission.

         BISYS Fund Services, Inc., 100 First Avenue, Suite 300, Pittsburgh, PA 15222, provides customary transfer, dividend disbursing and shareholder servicing agent services.

         Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02019-2881, is legal counsel for the Trust and the Portfolio Trust.

         Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, NY 10019-6013, independent auditors, have been selected to examine the annual financial statements of the Trust and Portfolio Trust. The Trust and the Portfolio Trust will send audited annual and unaudited semiannual financial statements to all its shareholders of record.


                             ADDITIONAL INFORMATION

         A Registration Statement, of which this Statement of Additional Information is a part, in respect of the Fund's shares has been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended.

         This Statement of Additional Information omits certain information contained in the Registration Statement. Items which are thus omitted, including contracts and other documents referred to or summarized herein and therein, may be inspected at the offices of the Securities and Exchange Commission or obtained from the Securities and Exchange Commission upon payment of the prescribed fees.

                      INFORMATION ABOUT SECURITIES RATINGS
      OF NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROs")


Ratings of Long-Term Corporate Debt Securities
-----------------------------------------------

        MOODY'S INVESTORS SERVICE, INC. Aaa-Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa-High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat greater.

        STANDARD & POOR'S CORPORATION. AAA-Highest grade. They possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts. AA-High grade. Generally, these bonds differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

        FITCH INVESTORS SERVICE, INC. AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may be considered, such as a wide margin of protection through collateral, security or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating. AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though it has a strong lien, or the margin of safety may be less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Rating of Long-Term Corporate Debt Securities
---------------------------------------------


MOODY's

         Moody's Commercial Paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1):  Superior capacity for repayment.

P-2 (Prime-2):  Strong capacity for repayment.

S&P's

         S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


IBCA LIMITED/IBCA INC.

         Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

FITCH INVESTORS SERVICES, INC.

         Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

DUFF & PHELPS INC.

         Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: Short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of time payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

THOMSON BANKWATCH, INC. ("BANKWATCH")

         BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1," "TBW-2," "TBW-3," or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A," A/B," "B," "B/C, "C," "C/D," "D," "D/E," and "E") to each issuer that it rates.

         Note: Certain NRSROs utilize rankings within rating categories indicated by a + or -. The Fund, in accordance with industry practice, recognizes such rankings with categories as graduations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.

                                     PART C
                                     ------


                 To the Registration Statement of Five Arrows
                   World Cash Management Fund (the "Trust")



Item 24.          Financial Statements and Exhibits.
--------          ----------------------------------

                  (a)      Financial Statements:

                        (1) Financial Statements included in PART A of this Registration Statement:

                                            [None]

                        (2) Financial Statements included in PART B of this Registration Statement:

                                Financial Statements for the U.S. Dollar Fund, Pound Sterling Fund, Deutschemark Fund and Canadian Dollar Fund (collectively, the "Funds") as of _______, 1996.*

                                            Report of Independent Accountants
                                            Statement of Assets and Liabilities

                  (b)      Exhibits:

         Exhibit No.                       Description
         -----------                       -----------


               1          Agreement and Declaration of Trust of the Trust.


               2          By-Laws of the Trust.

               3          Not Applicable.

               4          Not applicable.

               5 Investment Advisory Contract between the International Currency Fund and Rothschild International Asset Management Limited.*

               6 Distribution Agreement between the Trust and Five Arrows Fund Distributors Inc.*



* To be filed by amendment.

       Exhibit No.                    Description
       -----------                    -----------

               7     Not applicable.

               8 Custody Agreement between the Trust and The Chase Manhattan Bank.*

               9 (a) Transfer Agency and Service Agreement between the Trust and BISYS Fund Services, Inc.*

                     (b) Administration Agreement between the Trust and BISYS Fund Services Limited Partnership.*

                     (c) Fund Accounting Agreement between the Trust and BISYS Fund Services, Inc.*


                     (d)  Form of Shareholder Servicing Agreement.*

                     (e)  Feeder Fund Management Services Agreement.*


              10 Legal opinion and consent of Goodwin, Procter & Hoar LLP with respect to the Funds.*

              11     Consent of Coopers & Lybrand L.L.P. with respect to the
                     Funds.*

              12     Not applicable.


              13     Purchase agreements with respect to initial capital.*

              14     Not applicable.

              15 Plan for distribution of Five Arrows Service shares pursuant to Rule 12b-1.*

              16     Not applicable.

              17     Financial Data Schedules for the Funds.*

              18 Plan for the issuance and distribution of multiple classes of shares pursuant to Rule 18f-3.*

              19     Not applicable.


* To be filed by amendment.

Item 25.          Persons Controlled by or Under Common Control with Trust.
--------          ---------------------------------------------------------

         As of the close of business on ________, the U.S. Dollar Fund, the Pound Sterling Fund, the Deutschemark Fund and the Canadian Dollar Fund (the "Funds"), series of shares of the Trust, owned approximately __% of the value of the outstanding interests in Portfolios of the International Currency Fund which invest in securities denominated in the Designated Currencies of the Funds. Because each Fund controls its corresponding Portfolio, it may take actions without the approval of any other investor in such Portfolio.

         Since, as of the approximate time of this Prospectus, an affiliated person of the Investment Adviser was the beneficial owner of all or a substantial amount of the outstanding shares of the Funds it may also be deemed to be in control of the Portfolios as control is defined in the 1940 Act. Such owners may acquire additional shares of the Funds. Although sales of the Funds' shares to other investors will reduce its percentage ownership in the Funds and the Portfolios, so long as 25% of a class of shares of either a Funds or a Portfolio is so owned, the owner will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders.


Item 26.          Number of Holders of Securities.
--------          --------------------------------

         As of ___________, 1996, the record holders of each class of Trust's securities were as follows:


       Title of Class                              Number of Record Holders
       --------------                              ------------------------

       U.S. Dollar Fund                                   ________

       Pound Sterling Fund                                ________

       Deutschemark Fund                                  ________

       Canadian Dollar Fund                               ________


Item 27.          Indemnification.
--------          ----------------

                  Under Article VI of the Trust's Agreement and Declaration of Trust, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Trust ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Trust or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940. Said Article VI further provides that the Trust shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust.

Item 28.          Business and Other Connections of Investment Adviser.
--------          -----------------------------------------------------


                  Rothschild International Asset Management Limited (the "Investment Adviser") is a registered investment adviser. The Investment Adviser's offices are located at Five Arrows House, St. Swithin's Lane,
London EC4N 8NR England. The Investment Adviser is a British corporation that was formed in 1975. It is an indirect subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $27 billion of assets, spread across equities, bonds and currencies. The Investment Adviser offers a wide range of investment advisory services to both individuals and institutions.

         The business and other connections of the officers and directors of Rothschild International Asset Management Limited , the Investment Adviser to all series of the Trust, are listed on the Form ADV of the Investment Adviser as currently on file with the Commission (File no. 801-15132), the text of which is hereby incorporated by reference.

Item 29.          Principal Underwriters.
--------          -----------------------


        (a) Five Arrows Fund Distributors Inc. acts as the distributor and principal underwriter for each of the Funds. It does not act as principal underwriter, depositor or investment adviser to any investment companies.

        (b)(1) The following information relates to the directors, officers and partners of Five Arrows Fund Distributors Inc.:


  Name and Principal            Positions and Offices   Positions and Offices
  Business Address              With Registrant         With Underwriter
  ----------------              ---------------         ----------------


  Lynn J. Mangum                      None              Chairman
  The BISYS Group, Inc.
  150 Clove Road
  Little Falls, New Jersey  07424

  Walter B. Grimm                     None              President/CEO
  BISYS Fund Services, Inc.
  3435 Stelzer Road
  Columbus, Ohio  43219

  Robert J. McMullan                  None              Executive Vice President
  The BISYS Group, Inc.
  150 Clove Road
  Little Falls, New Jersey  07424

  J. Christopher Klutch               None              Senior Executive Vice
  The BISYS Group, Inc.                                 President
  150 Clove Road
  Little Falls, New Jersey  07424

  William Blundin                     None              Vice President
  The BISYS Group, Inc.
  150 Clove Road
  Little Falls, New Jersey  07424

  Dennis Sheehan                      None              Vice President
  The BISYS Group, Inc.
  150 Clove Road
  Little Falls, New Jersey  07424

  Kevin Dell                          None              Vice President/Secretary
  The BISYS Group, Inc.
  150 Clove Road
  Little Falls, New Jersey  07424

  Michael Burns                       None              Vice President/
  BISYS Fund Services, Inc.                             Compliance
  3435 Stelzer Road
  Columbus, Ohio  43219

  Anna Porcaro                        None              Assistant Secretary
  The BISYS Group, Inc.
  150 Clove Road
  Little Falls, New Jersey  07424


        (c) Not applicable.


Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  The accounts and records of the Trust are maintained at the offices of the Trust at 3435 Stelzer Road, Columbus, OH 43219-3035.

Item 31.          Management Services.
--------          --------------------

                  Not applicable.

Item 32.          Undertakings.
--------          -------------

        (a) Not applicable.

        (b) The Trust hereby undertakes to file a post-effective amendment, using financial statements which do not have to be certified, within four to six months from the effective date of the Trust's 1933 Act registration statement.

        (c) Trust hereby undertakes to furnish each person, upon request and without charge, to whom a Prospectus with respect to a series of the Trust is delivered with a copy of the latest annual report to shareholders with respect to that series.

                    FIVE ARROWS WORLD CASH MANAGEMENT FUND

                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 25th day of November, 1996.


                                                FIVE ARROWS WORLD CASH
                                                MANAGEMENT FUND


                                                By: /s/ Peter B. Collacott
                                                   -----------------------------
                                                   Peter B. Collacott, President


                              POWER OF ATTORNEY



        KNOW ALL MEN BY THESE PRESENTS that each individual whose signature appears below constitutes and appoints Peter B. Collacott and Paul R. Freeman, and each of them, his true and lawful attorneys-in-fact and agents with full power of substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statement of Five Arrows World Cash Management Fund, and to file the same, with all exhibits thereto, and all documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necesary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

        Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to its Registration Statement and Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated:


        Name                            Title                   Date
        ----                            -----                   ----

Principal Executive Officer

/s/ Peter B. Collacott             President and Trustee     November 25, 1996
--------------------------
Peter B. Collacott

Principal Financial and
Accounting Officer

/s/ William Tomko                  Treasurer                 November 25, 1996
--------------------------
William Tomko

/s/ Bryan J. Walsh                 Chairman and Trustee      November 25, 1996
--------------------------
Bryan J. Walsh

/s/ Paul R. Freeman                Senior Vice President     November 25, 1996
--------------------------            and Trustee
Paul R. Freeman

/s/ Alan T. Jeffers                Trustee                   November 25, 1996
--------------------------
Alan T. Jeffers


/s/ Roger M. Kubarych              Trustee                   November 25, 1996
--------------------------
Roger M. Kubarych

                       THE INTERNATIONAL CURRENCY FUND

                                  SIGNATURES



        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Pre-Effective Amendment to the Registration Statement of the Five
Arrows World Cash Management Fund to be signed on its behalf by the undersigned, thereunto duly authorized, on the 25th day of November, 1996.



                                                THE INTERNATIONAL CURRENCY TRUST



                                                By: /s/ Peter B. Collacott
                                                   -----------------------------
                                                   Peter B. Collacott, President


                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS that each individual whose signature appears below constitutes and appoints Peter B. Collacott and Paul R. Freeman, and each of them, his true and lawful attorneys-in-fact and agents with full power of substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statements for the Five Arrows World Cash Management Fund and The International Currency Fund, and to file the same, with all exhibits thereto, and all documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necesary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


        Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement of the Five Arrows Currency Trust and Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated:

        Name                            Title                   Date
        ----                            -----                   ----

Principal Executive Officer

/s/ Peter B. Collacott             President and Trustee     November 25, 1996
--------------------------
Peter B. Collacott

Principal Financial and
Accounting Officer

/s/ Adrian Waters                  Treasurer                 November 25, 1996
--------------------------
Adrian Waters

/s/ Bryan J. Walsh                 Chairman and Trustee      November 25, 1996
--------------------------
Bryan J. Walsh

/s/ Paul R. Freeman                Senior Vice President     November 25, 1996
--------------------------            and Trustee
Paul R. Freeman

/s/ Alan T. Jeffers                Trustee                   November 25, 1996
--------------------------
Alan T. Jeffers


/s/ Roger M. Kubarych              Trustee                   November 25, 1996
--------------------------
Roger M. Kubarych